John Hancock
Emerging Markets Fund
Quarterly portfolio holdings 5/31/2020

Fund’s investments
As of 5-31-20 (unaudited)
	Shares	Value
Common stocks 97.6%		$201,507,400
(Cost $201,064,885)
Belgium 0.0%		30,880
Titan Cement International SA (A)	2,468	30,880
Brazil 4.9%		10,119,687
AES Tiete Energia SA	18,846	47,925
AES Tiete Energia SA	83	48
Alliar Medicos A Frente SA	3,900	7,455
Alupar Investimento SA	7,050	32,857
Ambev SA	8,500	19,879
Ambev SA, ADR	137,104	316,710
Arezzo Industria e Comercio SA	4,191	33,064
Atacadao SA	12,800	44,351
B2W Cia Digital (A)	1,700	29,188
B3 SA - Brasil Bolsa Balcao	30,078	256,742
Banco Bradesco SA	26,622	88,802
Banco BTG Pactual SA	7,088	64,872
Banco do Brasil SA	20,437	118,111
Banco Santander Brasil SA	18,100	86,493
BB Seguridade Participacoes SA	24,029	113,834
BR Malls Participacoes SA	41,304	75,931
BR Properties SA	8,524	13,785
BrasilAgro - Co Brasileira de Propriedades Agricolas	4,216	15,722
Braskem SA, ADR (B)	5,886	60,744
BRF SA (A)	18,790	81,445
Camil Alimentos SA	11,340	21,102
CCR SA	63,269	174,288
Centrais Eletricas Brasileiras SA	5,600	30,045
Cia Brasileira de Distribuicao	10,117	119,403
Cia de Locacao das Americas	23,748	65,820
Cia de Saneamento Basico do Estado de Sao Paulo	15,692	159,734
Cia de Saneamento de Minas Gerais-COPASA	4,135	44,711
Cia de Saneamento do Parana	20,820	107,176
Cia de Saneamento do Parana	3,000	3,272
Cia Energetica de Minas Gerais	7,404	15,540
Cia Hering	4,235	10,571
Cia Paranaense de Energia	1,600	17,870
Cia Siderurgica Nacional SA	72,320	139,861
Cielo SA	36,815	28,217
Cogna Educacao	79,561	78,423
Construtora Tenda SA	3,166	14,886
Cosan Logistica SA (A)	10,845	36,703
Cosan SA (A)	7,044	86,923
CSU Cardsystem SA	6,521	15,092
CVC Brasil Operadora e Agencia de Viagens SA	10,802	29,149
Cyrela Brazil Realty SA Empreendimentos e Participacoes	11,455	36,385
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	5,470
Dimed SA Distribuidora da Medicamentos	9,000	39,719
Duratex SA	18,441	37,184
EcoRodovias Infraestrutura e Logistica SA (A)	14,116	34,785
EDP - Energias do Brasil SA	16,667	55,189
Embraer SA (A)	46,700	62,572
Enauta Participacoes SA	7,100	13,438
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Energisa SA	14,568	$129,674
Eneva SA (A)	7,600	54,391
Engie Brasil Energia SA	6,293	50,013
Equatorial Energia SA (A)	54,785	205,843
Even Construtora e Incorporadora SA	7,057	9,337
Ez Tec Empreendimentos e Participacoes SA	4,711	28,789
Fleury SA	13,465	58,919
Gafisa SA (A)	7,901	6,248
Grendene SA	9,503	12,929
Guararapes Confeccoes SA	5,552	13,848
Helbor Empreendimentos SA (A)	31,832	10,857
Hypera SA	8,932	53,930
International Meal Company Alimentacao SA (A)	15,000	10,007
Iochpe Maxion SA	14,621	37,838
IRB Brasil Resseguros SA	19,926	30,993
Itau Unibanco Holding SA	13,251	54,481
JBS SA	65,822	270,995
JHSF Participacoes SA	17,839	15,979
JSL SA	400	1,525
Klabin SA	48,218	178,097
Light SA (A)	9,244	24,113
Localiza Rent a Car SA	22,644	163,286
LOG Commercial Properties e Participacoes SA	4,489	19,685
Lojas Americanas SA	4,826	21,180
Lojas Renner SA	35,856	259,028
M Dias Branco SA	2,200	14,895
Magazine Luiza SA	22,910	276,270
Mahle-Metal Leve SA	3,156	10,510
Marisa Lojas SA (A)	6,873	9,776
Movida Participacoes SA	6,397	13,366
MRV Engenharia e Participacoes SA	13,204	37,536
Natura & Company Holding SA	20,670	144,016
Notre Dame Intermedica Participacoes SA	11,520	134,493
Odontoprev SA	27,009	68,177
Omega Geracao SA (A)	3,124	18,745
Petrobras Distribuidora SA	15,245	61,822
Petroleo Brasileiro SA	271,519	1,060,371
Porto Seguro SA	7,284	64,564
Portobello SA	11,800	7,341
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	1,330
Qualicorp Consultoria e Corretora de Seguros SA	17,857	79,375
Raia Drogasil SA	11,472	235,275
Restoque Comercio e Confeccoes de Roupas SA (A)	9,075	9,779
Rumo SA (A)	49,929	210,802
Sao Carlos Empreendimentos e Participacoes SA	2,200	12,653
Sao Martinho SA	17,485	63,665
Ser Educacional SA (C)	3,448	9,408
SLC Agricola SA	4,752	22,182
Sul America SA	16,479	138,501
Suzano SA (A)	21,926	155,561
Tecnisa SA (A)	42,403	5,960
Tegma Gestao Logistica SA	2,700	9,654
TIM Participacoes SA	30,300	77,336
Transmissora Alianca de Energia Eletrica SA	18,411	98,467
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Trisul SA	7,593	$11,454
Tupy SA (A)	4,722	13,424
Ultrapar Participacoes SA	20,753	66,580
Unipar Carbocloro SA	1,400	7,293
Usinas Siderurgicas de Minas Gerais SA	14,444	17,837
Vale SA	205,653	2,042,541
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,438	15,193
Vulcabras Azaleia SA (A)	965	754
WEG SA	12,982	101,763
YDUQS Participacoes SA	14,530	77,547
Chile 0.8%		1,700,568
AES Gener SA	251,124	34,506
Aguas Andinas SA, Class A	134,923	39,631
Banco de Chile	146,860	12,479
Banco de Chile, ADR	1,901	31,443
Banco de Credito e Inversiones SA	1,196	40,494
Banco Santander Chile	1,033,736	42,104
Besalco SA	49,676	23,584
CAP SA (A)	5,024	32,671
Cementos BIO BIO SA	2,795	2,392
Cencosud SA	65,404	76,403
Cia Cervecerias Unidas SA	4,993	36,106
Cia Sud Americana de Vapores SA (A)	690,005	16,121
Colbun SA	184,862	30,238
Cristalerias de Chile SA	40,829	204,834
Empresa Nacional de Telecomunicaciones SA	15,781	100,554
Empresas CMPC SA	21,806	44,408
Empresas COPEC SA	6,380	40,254
Empresas Hites SA	55,395	7,751
Enel Americas SA	1,448,896	210,890
Enel Chile SA, ADR	18,382	68,197
Engie Energia Chile SA	23,657	27,931
Falabella SA	16,183	37,708
Forus SA	5,056	5,432
Grupo Security SA	128,502	23,808
Inversiones Aguas Metropolitanas SA	29,967	24,710
Inversiones La Construccion SA	2,123	13,793
Itau CorpBanca	5,398,734	12,546
Latam Airlines Group SA (A)	6,596	7,087
Latam Airlines Group SA, ADR (A)(B)	5,099	5,711
Masisa SA (A)	722,331	12,634
Molibdenos y Metales SA	7,542	46,172
Multiexport Foods SA	85,351	23,885
Parque Arauco SA	32,773	55,277
PAZ Corp. SA	60,171	43,218
Plaza SA	6,102	8,539
Ripley Corp. SA	79,393	20,731
Salfacorp SA	20,240	8,977
Sigdo Koppers SA	64,066	59,151
SMU SA	80,372	13,556
Sociedad Matriz SAAM SA	638,979	40,315
Socovesa SA	306,550	74,684
SONDA SA	29,383	17,621
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Chile (continued)
Vina Concha y Toro SA	15,327	$22,022
China 24.0%		49,662,812
361 Degrees International, Ltd.	46,000	6,080
3SBio, Inc. (A)(C)	77,000	92,186
51job, Inc., ADR (A)	755	48,690
58.com, Inc., ADR (A)	3,440	165,154
AAC Technologies Holdings, Inc. (B)	48,500	251,440
Acorn International, Inc., ADR	300	4,415
Agile Group Holdings, Ltd.	101,250	105,083
Agricultural Bank of China, Ltd., H Shares	975,000	395,686
Air China, Ltd., H Shares	112,000	67,832
Alibaba Group Holding, Ltd., ADR (A)	17,188	3,564,602
Aluminum Corp. of China, Ltd., H Shares (A)	162,000	30,035
Angang Steel Company, Ltd., H Shares	102,200	24,828
Anhui Conch Cement Company, Ltd., H Shares	74,000	557,997
Anhui Expressway Company, Ltd., H Shares	20,000	9,084
ANTA Sports Products, Ltd.	33,000	295,747
Anton Oilfield Services Group (A)(B)	144,000	7,767
Aowei Holdings, Ltd. (A)	9,734,000	1,905,235
Asia Cement China Holdings Corp.	36,500	41,965
AviChina Industry & Technology Company, Ltd., H Shares	124,000	56,719
BAIC Motor Corp., Ltd., H Shares (C)	151,000	61,212
Baidu, Inc., ADR (A)	4,963	528,808
BAIOO Family Interactive, Ltd. (C)	206,000	22,133
Bank of China, Ltd., H Shares	2,208,075	811,649
Bank of Chongqing Company, Ltd., H Shares	37,000	18,263
Bank of Communications Company, Ltd., H Shares	217,858	132,739
Bank of Zhengzhou Company, Ltd., H Shares (C)	66,000	15,550
Baoye Group Company, Ltd., H Shares (A)	46,000	37,131
Baozun, Inc., ADR (A)(B)	2,429	64,344
BBI Life Sciences Corp. (A)(D)	51,000	22,962
BBMG Corp., H Shares	115,500	24,192
Beijing Capital International Airport Company, Ltd., H Shares	116,415	72,934
Beijing Capital Land, Ltd., H Shares	127,000	22,894
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	10,670
Beijing North Star Company, Ltd., H Shares	40,000	9,814
Best Pacific International Holdings, Ltd.	84,000	12,998
Billion Industrial Holdings, Ltd. (A)	12,000	7,752
Bitauto Holdings, Ltd., ADR (A)	2,485	32,007
BYD Company, Ltd., H Shares	30,500	175,038
BYD Electronic International Company, Ltd.	51,983	100,583
CAR, Inc. (A)(B)	42,000	9,769
Cayman Engley Industrial Company, Ltd.	4,589	8,757
Central China Real Estate, Ltd.	54,538	27,319
Central China Securities Company, Ltd., H Shares	53,000	7,878
CGN Power Company, Ltd., H Shares (C)	293,000	67,498
Changshouhua Food Company, Ltd.	71,000	22,493
Chaowei Power Holdings, Ltd.	70,000	22,194
Cheetah Mobile, Inc., ADR	1,459	3,998
China Animal Healthcare, Ltd. (A)(D)	182,000	235
China Aoyuan Group, Ltd.	94,000	100,794
China BlueChemical, Ltd., H Shares	101,000	15,740
China Cinda Asset Management Company, Ltd., H Shares	384,000	71,530
China CITIC Bank Corp., Ltd., H Shares	277,962	121,471
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
China Coal Energy Company, Ltd., H Shares	89,000	$21,437
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	2,486,000	68,953
China Communications Construction Company, Ltd., H Shares	152,202	97,349
China Communications Services Corp., Ltd., H Shares	131,200	87,495
China Conch Venture Holdings, Ltd.	55,500	250,492
China Construction Bank Corp., H Shares	3,021,000	2,382,643
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	14,693
China Dili Group (A)(B)	120,400	26,357
China Distance Education Holdings, Ltd., ADR	302	2,069
China Dongxiang Group Company, Ltd.	152,000	12,013
China Eastern Airlines Corp., Ltd. (A)(B)	1,460	25,375
China Eastern Airlines Corp., Ltd., H Shares	36,000	12,280
China Electronics Optics Valley Union Holding Company, Ltd.	184,000	12,370
China Energy Engineering Corp., Ltd., H Shares	354,000	34,465
China Everbright Bank Company, Ltd., H Shares	96,000	39,093
China Evergrande Group (B)	81,566	171,919
China Financial Services Holdings, Ltd.	94,000	1,821
China Galaxy Securities Company, Ltd., H Shares	114,500	55,498
China Hanking Holdings, Ltd.	54,000	11,731
China Harmony New Energy Auto Holding, Ltd.	65,500	31,284
China Hongqiao Group, Ltd.	176,000	78,088
China Huarong Asset Management Company, Ltd., H Shares (C)	602,000	61,925
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	26,639
China Index Holdings, Ltd., ADR (A)(B)	2,348	2,771
China International Capital Corp., Ltd., H Shares (A)(B)(C)	42,800	69,836
China International Marine Containers Group Company, Ltd., H Shares	23,520	18,253
China Lesso Group Holdings, Ltd.	81,000	98,476
China Life Insurance Company, Ltd., H Shares	128,000	242,550
China Lilang, Ltd.	25,000	13,363
China Logistics Property Holdings Company, Ltd. (A)(C)	73,000	27,355
China Longyuan Power Group Corp., Ltd., H Shares	145,000	70,814
China Machinery Engineering Corp., H Shares	92,000	21,883
China Maple Leaf Educational Systems, Ltd.	56,000	14,687
China Medical System Holdings, Ltd.	94,800	108,713
China Meidong Auto Holdings, Ltd.	42,000	97,379
China Merchants Bank Company, Ltd., H Shares	177,961	838,563
China Merchants Securities Company, Ltd., H Shares (C)	7,800	7,733
China Minsheng Banking Corp., Ltd., H Shares	213,840	149,305
China Modern Dairy Holdings, Ltd. (A)	167,000	18,530
China Molybdenum Company, Ltd., H Shares	159,000	49,303
China National Building Material Company, Ltd., H Shares	284,600	322,876
China Oilfield Services, Ltd., H Shares	102,000	89,302
China Oriental Group Company, Ltd.	84,000	23,305
China Pacific Insurance Group Company, Ltd., H Shares	120,400	334,653
China Petroleum & Chemical Corp., H Shares	1,484,000	692,390
China Railway Construction Corp., Ltd., H Shares	96,335	86,498
China Railway Group, Ltd., H Shares	169,000	92,784
China Railway Signal & Communication Corp., Ltd., H Shares (C)	76,000	33,703
China Reinsurance Group Corp., H Shares	156,000	16,410
China Resources Medical Holdings Company, Ltd. (B)	33,500	15,212
China Resources Pharmaceutical Group, Ltd. (C)	75,500	41,279
China Sanjiang Fine Chemicals Company, Ltd.	72,000	14,012
China SCE Group Holdings, Ltd.	177,000	73,683
China Shenhua Energy Company, Ltd., H Shares	186,500	341,613
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
China Shineway Pharmaceutical Group, Ltd.	17,000	$10,790
China Southern Airlines Company, Ltd., H Shares (B)	136,000	56,646
China Suntien Green Energy Corp., Ltd., H Shares	88,000	19,383
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	2,884
China Telecom Corp., Ltd., ADR (B)	1,069	33,951
China Telecom Corp., Ltd., H Shares	300,000	99,520
China Tianrui Group Cement Company, Ltd. (A)	25,000	25,983
China Vanke Company, Ltd., H Shares	78,500	256,263
China XLX Fertiliser, Ltd.	50,000	12,041
China Yongda Automobiles Services Holdings, Ltd.	16,000	16,702
China Yuhua Education Corp., Ltd. (C)	48,000	47,091
China Yurun Food Group, Ltd. (A)	32,000	2,155
China ZhengTong Auto Services Holdings, Ltd.	72,500	9,253
China Zhongwang Holdings, Ltd. (B)	173,400	32,866
Chinasoft International, Ltd. (A)(B)	108,000	54,379
Chlitina Holding, Ltd.	4,000	26,283
Chongqing Rural Commercial Bank Company, Ltd., H Shares	152,000	58,569
CIFI Holdings Group Company, Ltd.	169,488	123,126
CITIC Securities Company, Ltd., H Shares	58,000	105,337
CNOOC, Ltd.	911,000	1,040,782
CNOOC, Ltd., ADR	1,416	161,594
Cogobuy Group (A)(B)(C)	44,000	4,285
Colour Life Services Group Company, Ltd. (A)(B)	39,000	17,725
Consun Pharmaceutical Group, Ltd.	29,000	12,393
COSCO SHIPPING Development Company, Ltd., H Shares	181,000	16,936
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	84,000	41,869
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	103,500	26,347
Country Garden Holdings Company, Ltd. (B)	427,987	535,730
Country Garden Services Holdings Company, Ltd. (A)	49,642	235,204
CPMC Holdings, Ltd.	27,000	10,217
CRRC Corp., Ltd., H Shares	78,000	36,655
CSC Financial Company, Ltd., H Shares (C)	13,500	12,014
CSPC Pharmaceutical Group, Ltd.	156,000	307,522
CT Environmental Group, Ltd. (A)(D)	154,000	6,079
Dali Foods Group Company, Ltd. (C)	117,000	74,420
Datang International Power Generation Company, Ltd., H Shares	132,000	17,799
Differ Group Holding Company, Ltd. (A)	316,000	17,389
Dongfang Electric Corp., Ltd., H Shares	18,600	9,084
Dongfeng Motor Group Company, Ltd., H Shares	122,000	77,181
Dongjiang Environmental Company, Ltd., H Shares	27,600	18,908
Dongyue Group, Ltd.	111,000	44,394
Dynagreen Environmental Protection Group Company, Ltd., H Shares	26,000	9,081
E-Commodities Holdings, Ltd.	300,000	7,204
EEKA Fashion Holdings, Ltd.	51,000	52,728
ENN Energy Holdings, Ltd.	28,600	335,764
Everbright Securities Company, Ltd., H Shares (C)	9,800	6,070
Fang Holdings, Ltd., ADR (A)(B)	2,348	2,512
Fanhua, Inc., ADR	1,300	24,427
Fantasia Holdings Group Company, Ltd. (A)	192,000	33,557
Flat Glass Group Company, Ltd., H Shares	46,000	34,081
Fosun International, Ltd.	116,193	150,398
Fu Shou Yuan International Group, Ltd.	70,000	65,418
Fufeng Group, Ltd. (A)	88,000	27,763
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	5,836
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	30,800	$68,017
GDS Holdings, Ltd., ADR (A)	1,617	92,169
Genertec Universal Medical Group Company, Ltd. (C)	53,000	29,512
GF Securities Company, Ltd., H Shares	38,400	39,497
Golden Eagle Retail Group, Ltd.	50,000	47,814
GOME Retail Holdings, Ltd. (A)(B)	746,000	92,991
Grand Baoxin Auto Group, Ltd. (A)	48,950	5,480
Great Wall Motor Company, Ltd., H Shares	105,500	67,190
Greatview Aseptic Packaging Company, Ltd.	54,000	20,009
Greenland Hong Kong Holdings, Ltd.	76,250	24,959
Greentown China Holdings, Ltd.	54,000	54,408
Greentown Service Group Company, Ltd.	56,000	75,464
Guangshen Railway Company, Ltd., ADR	7,224	69,928
Guangzhou Automobile Group Company, Ltd., H Shares (B)	80,000	66,259
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	12,000	29,334
Guangzhou R&F Properties Company, Ltd., H Shares	96,199	119,537
Guorui Properties, Ltd.	53,000	7,679
Guotai Junan Securities Company, Ltd., H Shares (C)	11,400	15,097
Haichang Ocean Park Holdings, Ltd. (A)(C)	86,000	5,891
Hailiang Education Group, Inc., ADR (A)	667	29,288
Hainan Meilan International Airport Company, Ltd., H Shares (A)	12,000	14,330
Haitian International Holdings, Ltd.	42,000	89,374
Haitong Securities Company, Ltd., H Shares	84,400	64,523
Harbin Bank Company, Ltd., H Shares (C)	190,000	27,272
Harbin Electric Company, Ltd., H Shares (A)	44,000	11,490
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	10,422
HC Group, Inc. (A)(B)	53,500	8,352
Hengan International Group Company, Ltd.	44,000	362,343
Hilong Holding, Ltd.	99,000	4,113
Hiroca Holdings, Ltd.	7,000	12,160
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	23,265
Honghua Group, Ltd. (A)	191,000	4,858
Honworld Group, Ltd. (C)	20,500	5,669
Hopefluent Group Holdings, Ltd.	16,000	3,095
HOSA International, Ltd. (A)(D)	86,000	2,091
Hua Hong Semiconductor, Ltd. (A)(B)(C)	26,000	48,857
Huadian Fuxin Energy Corp., Ltd., H Shares	112,000	21,816
Huadian Power International Corp., Ltd., H Shares (B)	84,000	25,869
Huaneng Power International, Inc., H Shares	160,000	59,724
Huatai Securities Company, Ltd., H Shares (C)	39,200	61,874
Huazhu Group, Ltd., ADR (B)	5,055	170,960
Huishang Bank Corp., Ltd., H Shares	40,200	14,009
Industrial & Commercial Bank of China, Ltd., H Shares	2,239,000	1,450,240
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	327,765
JD.com, Inc., ADR (A)	8,566	465,391
Jiangsu Expressway Company, Ltd., H Shares	58,000	68,513
Jiangxi Copper Company, Ltd., H Shares	50,000	45,980
Jingrui Holdings, Ltd.	40,000	9,963
JinkoSolar Holding Company, Ltd., ADR (A)(B)	2,760	43,636
JOYY, Inc., ADR (A)	1,940	118,437
Kaisa Group Holdings, Ltd.	184,000	67,856
Kasen International Holdings, Ltd. (A)(B)	50,000	5,248
Kinetic Mines and Energy, Ltd.	156,000	6,344
Kingdee International Software Group Company, Ltd. (A)(B)	41,000	72,953
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Kingsoft Cloud Holdings, Ltd., ADR (A)	15	$306
Kingsoft Corp., Ltd.	19,000	62,010
KWG Group Holdings, Ltd. (A)	116,012	162,897
Legend Holdings Corp., H Shares (B)(C)	19,200	23,352
Lenovo Group, Ltd.	522,000	285,457
LexinFintech Holdings, Ltd., ADR (A)(B)	3,302	26,911
Li Ning Company, Ltd.	76,000	257,468
Lifetech Scientific Corp. (A)	134,000	29,637
Link Motion, Inc., ADR (A)(D)	6,959	964
Logan Property Holdings Company, Ltd.	100,000	150,294
Longfor Group Holdings, Ltd. (C)	85,000	388,717
Lonking Holdings, Ltd.	157,000	53,096
Luye Pharma Group, Ltd. (B)(C)	77,000	38,696
Metallurgical Corp. of China, Ltd., H Shares	93,000	14,456
Minth Group, Ltd.	46,000	125,380
Modern Land China Company, Ltd.	116,000	15,419
Momo, Inc., ADR	8,201	159,099
NetEase, Inc., ADR	2,263	866,503
New Century Healthcare Holding Company, Ltd. (A)(C)	31,500	6,087
New China Life Insurance Company, Ltd., H Shares	34,100	107,054
New Oriental Education & Technology Group, Inc., ADR (A)	3,479	417,341
Noah Holdings, Ltd., ADR (A)(B)	409	10,851
NVC International Holdings, Ltd.	168,000	3,426
O-Net Technologies Group, Ltd.	20,000	14,080
Orient Securities Company, Ltd., H Shares (C)	29,200	14,064
Pacific Online, Ltd.	50,000	7,689
PetroChina Company, Ltd., H Shares	1,192,000	411,232
PICC Property & Casualty Company, Ltd., H Shares	192,894	168,768
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	2,100	27,900
Ping An Insurance Group Company of China, Ltd., H Shares	253,500	2,508,668
Postal Savings Bank of China Company, Ltd., H Shares (C)	225,000	144,112
Powerlong Real Estate Holdings, Ltd.	92,000	51,402
Q Technology Group Company, Ltd. (A)(B)	17,000	21,682
Qingdao Port International Company, Ltd., H Shares (C)	40,000	21,830
Qingling Motors Company, Ltd., H Shares	34,000	7,178
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	11,072
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	13,880	8,475
Redco Properties Group, Ltd. (C)	96,000	42,664
Ronshine China Holdings, Ltd. (A)	30,000	26,953
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	19,038
Seazen Group, Ltd. (A)	148,000	138,247
Secoo Holding, Ltd., ADR (A)	313	729
Semiconductor Manufacturing International Corp. (A)	104,500	229,105
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	7,072
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	96,000	168,386
Shanghai Electric Group Company, Ltd., H Shares	92,000	25,594
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	19,000	60,941
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	18,080
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	1,900	7,826
Shanghai Jin Jiang Capital Company, Ltd., H Shares	134,000	24,716
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	28,900	45,815
Shanghai Prime Machinery Company, Ltd., H Shares	60,000	4,210
Shenguan Holdings Group, Ltd. (A)	214,000	9,977
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Shenzhen Expressway Company, Ltd., H Shares	42,000	$42,629
Shenzhou International Group Holdings, Ltd.	25,200	303,242
Shui On Land, Ltd.	313,067	51,936
Sichuan Expressway Company, Ltd., H Shares	64,000	15,251
Sihuan Pharmaceutical Holdings Group, Ltd.	288,000	28,474
Silergy Corp.	2,000	108,265
SINA Corp. (A)	3,144	98,439
Sino-Ocean Group Holding, Ltd.	242,181	56,418
Sinopec Engineering Group Company, Ltd., H Shares	82,500	34,691
Sinopec Oilfield Service Corp., H Shares (A)	174,000	10,843
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	124,000	30,869
Sinopharm Group Company, Ltd., H Shares	55,600	137,316
Sinosoft Technology Group, Ltd.	103,000	11,952
Sinotrans, Ltd., H Shares	114,574	23,854
Sinotruk Hong Kong, Ltd.	43,055	104,946
Skyfame Realty Holdings, Ltd.	338,000	44,500
SOHO China, Ltd. (A)	136,500	46,300
Sohu.com, Ltd., ADR (A)	975	6,533
Sun King Power Electronics Group	54,000	8,395
Sunac China Holdings, Ltd.	159,000	672,095
Sunny Optical Technology Group Company, Ltd.	20,600	276,841
TAL Education Group, ADR (A)	2,021	114,106
Tencent Holdings, Ltd.	156,200	8,459,147
Tenwow International Holdings, Ltd. (A)(D)	177,000	6,508
The People's Insurance Company Group of China, Ltd., H Shares	196,000	59,290
Tian Ge Interactive Holdings, Ltd. (A)(C)	32,000	3,899
Tian Shan Development Holding, Ltd.	32,000	12,268
Tiangong International Company, Ltd.	50,000	14,258
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	4,742
Tianneng Power International, Ltd. (B)	48,700	49,351
Tingyi Cayman Islands Holding Corp.	138,000	237,577
Tong Ren Tang Technologies Company, Ltd., H Shares	44,000	33,029
TravelSky Technology, Ltd., H Shares	56,500	114,448
Trigiant Group, Ltd.	82,000	11,614
Trip.com Group, Ltd., ADR (A)	10,253	272,422
Tsaker Chemical Group, Ltd. (C)	22,500	3,348
Tsingtao Brewery Company, Ltd., H Shares	22,000	153,109
Tuniu Corp., ADR (A)(B)	1,300	1,299
Uni-President China Holdings, Ltd.	78,600	81,727
Vipshop Holdings, Ltd., ADR (A)	28,374	492,005
Want Want China Holdings, Ltd.	290,000	210,290
Weibo Corp., ADR (A)(B)	2,978	91,633
Weichai Power Company, Ltd., H Shares	116,600	201,990
West China Cement, Ltd.	162,000	30,313
Wisdom Education International Holdings Company, Ltd. (B)	38,000	14,076
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(C)	26,500	30,601
Xiamen International Port Company, Ltd., H Shares	88,662	6,557
Xingda International Holdings, Ltd.	40,000	8,954
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	14,608
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	33,298	30,186
Xinyi Solar Holdings, Ltd.	185,600	135,252
Xinyuan Real Estate Company, Ltd., ADR	4,413	10,944
Xtep International Holdings, Ltd.	68,949	22,359
Xunlei, Ltd., ADR (A)(B)	3,300	10,593
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Yadea Group Holdings, Ltd. (C)	82,000	$41,921
Yanzhou Coal Mining Company, Ltd., H Shares	136,000	104,408
Yashili International Holdings, Ltd.	114,000	6,625
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	5,600	19,907
Yida China Holdings, Ltd. (A)	28,000	7,840
Yihai International Holding, Ltd. (A)	21,000	188,782
Yiren Digital, Ltd., ADR (A)(B)	1,046	3,996
Youyuan International Holdings, Ltd. (A)(D)	26,000	872
Yum China Holdings, Inc.	16,131	747,511
Yuzhou Properties Company, Ltd.	142,508	58,763
Zhejiang Expressway Company, Ltd., H Shares	68,000	47,902
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	5,576
Zhong An Group, Ltd. (A)	314,400	9,270
Zhongsheng Group Holdings, Ltd.	43,500	225,061
Zhou Hei Ya International Holdings Company, Ltd. (C)	37,500	19,677
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	31,900	83,005
Zijin Mining Group Company, Ltd., H Shares	311,384	124,355
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	59,600	49,041
ZTE Corp., H Shares (A)	24,600	63,065
ZTO Express Cayman, Inc., ADR	10,331	336,997
Colombia 0.3%		596,780
Banco de Bogota SA	5,904	91,805
Bancolombia SA	4,563	30,583
Bolsa de Valores de Colombia	6,297	17,253
Celsia SA ESP	85,502	93,525
Cementos Argos SA	29,845	28,005
CEMEX Latam Holdings SA (A)	25,752	10,736
Corp. Financiera Colombiana SA (A)	12,127	84,531
Ecopetrol SA	127,985	68,282
Empresa de Telecomunicaciones de Bogota (A)	50,637	2,579
Grupo Argos SA	8,087	18,862
Grupo de Inversiones Suramericana SA	6,239	30,442
Grupo Energia Bogota SA ESP	37,258	21,775
Grupo Nutresa SA	4,184	24,857
Interconexion Electrica SA ESP	13,996	73,545
Czech Republic 0.1%		254,620
CEZ AS	3,442	67,728
Komercni banka AS (A)	2,295	49,179
Moneta Money Bank AS (C)	38,859	86,420
O2 Czech Republic AS	3,507	31,504
Philip Morris CR AS	36	19,789
Egypt 0.1%		182,874
Commercial International Bank Egypt SAE, GDR	46,543	182,874
Greece 0.3%		600,018
Alpha Bank AE (A)	17,901	11,162
Athens Water Supply & Sewage Company SA	2,393	19,048
Bank of Greece	1,576	22,407
Ellaktor SA (A)	5,945	6,235
FF Group (A)(D)	6,657	11,084
Fourlis Holdings SA (A)	4,382	19,162
GEK Terna Holding Real Estate Construction SA (A)	8,220	54,624
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
Greece (continued)
Hellenic Exchanges - Athens Stock Exchange SA	1,960	$7,590
Hellenic Petroleum SA	1,686	12,099
Hellenic Telecommunications Organization SA	7,889	110,454
Holding Company ADMIE IPTO SA	8,138	21,326
JUMBO SA	3,016	54,879
LAMDA Development SA (A)	4,393	30,708
Marfin Investment Group Holdings SA (A)	119,450	8,788
Motor Oil Hellas Corinth Refineries SA	2,868	48,101
Mytilineos SA	4,640	37,015
National Bank of Greece SA (A)	2,934	4,001
Piraeus Bank SA (A)	12,603	19,825
Piraeus Port Authority SA	904	18,547
Public Power Corp. SA (A)	8,232	31,385
Sarantis SA	1,766	15,825
Terna Energy SA (A)	3,187	35,753
Hong Kong 5.9%		12,250,203
Ajisen China Holdings, Ltd.	58,000	9,303
Alibaba Health Information Technology, Ltd. (A)	32,000	75,619
AMVIG Holdings, Ltd.	117,333	20,596
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	5,573
Atlas Corp. (A)	6,486	45,986
Ausnutria Dairy Corp., Ltd. (A)	37,000	75,155
AVIC International Holding HK, Ltd. (A)	186,799	3,157
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	4,881
Beijing Enterprises Holdings, Ltd.	32,430	108,266
Beijing Enterprises Water Group, Ltd. (A)	328,000	124,686
Beijing Properties Holdings, Ltd. (A)	834,000	11,304
Bosideng International Holdings, Ltd.	186,000	48,111
Brilliance China Automotive Holdings, Ltd.	168,000	147,901
C C Land Holdings, Ltd.	240,540	53,487
CA Cultural Technology Group, Ltd.	17,000	5,436
Canvest Environmental Protection Group Company, Ltd.	36,000	15,129
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	186,000	37,048
China Chengtong Development Group, Ltd. (A)	158,000	3,311
China Everbright Greentech, Ltd. (B)(C)	22,000	7,760
China Everbright International, Ltd.	196,111	101,521
China Everbright, Ltd.	55,000	77,763
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	15,157
China Foods, Ltd.	58,000	19,607
China Gas Holdings, Ltd.	98,400	347,879
China Grand Pharmaceutical and Healthcare Holdings, Ltd.	64,000	44,201
China High Precision Automation Group, Ltd. (A)(D)	74,000	8,878
China High Speed Transmission Equipment Group Company, Ltd.	25,000	13,585
China Jinmao Holdings Group, Ltd.	206,000	143,819
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	109,000	393,138
China Merchants Land, Ltd.	86,000	12,282
China Merchants Port Holdings Company, Ltd.	76,496	93,809
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Minsheng Financial Holding Corp., Ltd. (A)	360,000	4,418
China Mobile, Ltd., ADR	61,686	2,168,880
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China New Town Development Company, Ltd.	1,070,332	$16,076
China Oceanwide Holdings, Ltd. (A)	240,000	7,417
China Oil & Gas Group, Ltd. (A)	337,040	9,977
China Overseas Grand Oceans Group, Ltd.	113,000	60,567
China Overseas Land & Investment, Ltd.	232,000	711,493
China Overseas Property Holdings, Ltd.	100,667	114,938
China Power International Development, Ltd.	278,666	61,205
China Properties Group, Ltd. (A)	19,000	1,205
China Resources Beer Holdings Company, Ltd.	47,981	255,865
China Resources Cement Holdings, Ltd.	173,518	219,226
China Resources Gas Group, Ltd.	50,000	273,912
China Resources Land, Ltd.	144,444	576,015
China Resources Power Holdings Company, Ltd.	70,882	82,572
China South City Holdings, Ltd.	344,000	31,678
China State Construction International Holdings, Ltd.	133,600	82,759
China Taiping Insurance Holdings Company, Ltd.	86,710	129,717
China Traditional Chinese Medicine Holdings Company, Ltd.	142,000	60,497
China Travel International Investment Hong Kong, Ltd.	146,000	18,430
China Unicom Hong Kong, Ltd., ADR (B)	72,323	406,455
China Vast Industrial Urban Development Company, Ltd. (C)	47,000	18,873
China Water Affairs Group, Ltd. (B)	62,000	41,458
China Water Industry Group, Ltd. (A)	40,000	1,188
CIMC Enric Holdings, Ltd. (B)	60,000	25,020
CITIC Resources Holdings, Ltd.	310,000	9,618
CITIC, Ltd.	286,923	275,272
Citychamp Watch & Jewellery Group, Ltd. (A)	65,800	13,166
Concord New Energy Group, Ltd.	440,000	16,234
COSCO SHIPPING International Hong Kong Company, Ltd.	82,000	23,770
COSCO SHIPPING Ports, Ltd.	88,291	44,329
CP Pokphand Company, Ltd.	458,000	39,744
CWT International, Ltd. (A)(D)	790,000	683
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	14,794
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd.	62,000	33,546
Essex Bio-technology, Ltd.	23,000	14,316
Far East Horizon, Ltd.	113,000	100,533
Fullshare Holdings, Ltd. (A)	110,000	1,751
GCL New Energy Holdings, Ltd. (A)	440,000	5,232
GCL-Poly Energy Holdings, Ltd. (A)(B)	1,301,000	37,823
Geely Automobile Holdings, Ltd.	309,000	426,950
Gemdale Properties & Investment Corp., Ltd.	288,000	43,055
Glorious Property Holdings, Ltd. (A)	516,000	10,355
Goldlion Holdings, Ltd.	122,000	23,644
Guangdong Investment, Ltd.	94,000	185,878
Haier Electronics Group Company, Ltd.	80,000	223,990
Health & Happiness H&H International Holdings, Ltd.	13,000	59,615
Hi Sun Technology China, Ltd. (A)	105,000	10,370
HKC Holdings, Ltd.	12,016	7,522
Hopson Development Holdings, Ltd.	40,000	43,157
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	38,724
Huanxi Media Group, Ltd. (A)	120,000	22,006
IMAX China Holding, Inc. (C)	15,700	20,664
Inspur International, Ltd.	28,000	8,335
Jiayuan International Group, Ltd.	41,748	16,666
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Hong Kong (continued)
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	$5,182
Joy City Property, Ltd.	316,000	22,618
Ju Teng International Holdings, Ltd.	121,722	36,061
K Wah International Holdings, Ltd.	33,990	14,007
Kingboard Holdings, Ltd.	48,148	117,245
Kingboard Laminates Holdings, Ltd.	66,000	58,299
Kunlun Energy Company, Ltd.	252,000	155,423
Lee & Man Chemical Company, Ltd.	14,000	5,270
Lee & Man Paper Manufacturing, Ltd.	87,000	47,084
Lee's Pharmaceutical Holdings, Ltd.	38,500	18,980
Lifestyle China Group, Ltd. (A)	9,000	1,849
LVGEM China Real Estate Investment Company, Ltd.	32,000	9,782
Mingfa Group International Company, Ltd. (A)(D)	995,000	84,912
Minmetals Land, Ltd.	126,000	16,348
Nan Hai Corp., Ltd.	1,900,000	14,984
NetDragon Websoft Holdings, Ltd.	14,000	35,046
New World Department Store China, Ltd. (A)	145,000	25,777
Nine Dragons Paper Holdings, Ltd.	136,000	119,584
Panda Green Energy Group, Ltd. (A)	146,000	2,577
PAX Global Technology, Ltd.	72,000	27,974
Phoenix Media Investment Holdings, Ltd.	76,000	2,902
Poly Property Group Company, Ltd.	153,000	49,138
Pou Sheng International Holdings, Ltd.	144,000	28,040
REXLot Holdings, Ltd. (A)(D)	2,065,304	5,036
Shanghai Industrial Holdings, Ltd.	34,041	53,229
Shanghai Industrial Urban Development Group, Ltd.	108,541	10,002
Shenzhen International Holdings, Ltd.	64,538	108,089
Shenzhen Investment, Ltd.	197,175	61,115
Shimao Property Holdings, Ltd.	55,500	232,758
Shougang Concord International Enterprises Company, Ltd.	155,600	26,118
Shougang Fushan Resources Group, Ltd.	194,000	35,787
Silver Grant International Holdings Group, Ltd. (A)	72,334	9,344
Sino Biopharmaceutical, Ltd.	378,500	598,080
Sinofert Holdings, Ltd. (A)	118,000	9,797
Sinolink Worldwide Holdings, Ltd. (A)	320,000	13,956
Sinopec Kantons Holdings, Ltd.	102,000	36,413
Skyworth Group, Ltd.	158,000	41,206
SMI Holdings Group, Ltd. (A)(B)(D)	228,889	14,764
SRE Group, Ltd. (A)	908,000	3,739
SSY Group, Ltd.	118,733	73,198
Sun Art Retail Group, Ltd.	144,500	222,426
TCL Electronics Holdings, Ltd.	39,600	16,846
Tech Pro Technology Development, Ltd. (A)(D)	966,000	4,873
Texhong Textile Group, Ltd. (B)	19,000	13,097
Tian An China Investment Company, Ltd.	202,000	86,088
Tianjin Port Development Holdings, Ltd. (A)	154,000	9,485
Tibet Water Resources, Ltd. (A)(B)	149,000	6,208
Time Watch Investments, Ltd.	62,000	6,816
Tongda Group Holdings, Ltd.	270,000	14,966
Truly International Holdings, Ltd. (A)	101,000	9,475
United Energy Group, Ltd.	846,000	155,441
Vinda International Holdings, Ltd.	24,000	73,050
Wasion Holdings, Ltd.	32,000	10,359
Yuexiu Property Company, Ltd.	627,516	113,304
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Yuexiu Transport Infrastructure, Ltd.	36,000	$24,069
Zhongyu Gas Holdings, Ltd.	20,006	17,847
Zhuguang Holdings Group Company, Ltd. (A)	60,000	8,209
Hungary 0.3%		523,535
Magyar Telekom Telecommunications PLC (A)	35,337	44,426
MOL Hungarian Oil & Gas PLC	33,959	215,035
OTP Bank NYRT (A)	5,525	185,722
Richter Gedeon NYRT	3,585	78,352
India 10.6%		21,906,575
3M India, Ltd. (A)	61	14,819
5Paisa Capital, Ltd. (A)	11,326	23,726
Aarti Industries, Ltd.	2,428	31,379
ABB India, Ltd.	936	9,224
ABB Power Products & Systems India, Ltd. (A)	187	2,020
Abbott India, Ltd.	478	106,154
ACC, Ltd.	2,457	41,381
Adani Enterprises, Ltd.	10,171	19,832
Adani Gas, Ltd.	19,024	29,727
Adani Green Energy, Ltd. (A)	16,948	55,582
Adani Ports & Special Economic Zone, Ltd.	24,161	104,777
Adani Power, Ltd. (A)	35,840	17,193
Adani Transmission, Ltd. (A)	42,123	96,622
Aditya Birla Capital, Ltd. (A)	27,085	16,572
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	12,166
Aegis Logistics, Ltd.	4,413	10,224
Agro Tech Foods, Ltd.	1,095	7,080
AIA Engineering, Ltd.	1,625	36,294
Ajanta Pharma, Ltd.	2,166	43,869
Akzo Nobel India, Ltd.	1,016	25,344
Alembic Pharmaceuticals, Ltd.	4,801	54,817
Alkyl Amines Chemicals	483	12,811
Amara Raja Batteries, Ltd.	1,107	9,031
Ambuja Cements, Ltd.	17,762	44,801
Apollo Hospitals Enterprise, Ltd.	2,918	52,236
Apollo Tyres, Ltd.	19,720	25,404
Arti Surfactants, Ltd. (A)(D)	243	682
Arvind Fashions, Ltd. (A)	7,149	11,728
Arvind, Ltd.	13,022	4,361
Asahi India Glass, Ltd.	13,159	28,191
Ashok Leyland, Ltd.	88,960	50,489
Ashoka Buildcon, Ltd. (A)	9,141	5,907
Asian Paints, Ltd.	8,491	188,549
Astral Poly Technik, Ltd.	1,843	21,963
Atul, Ltd.	603	35,348
Aurobindo Pharma, Ltd.	18,355	178,253
Automotive Axles, Ltd.	923	5,990
Avanti Feeds, Ltd.	3,600	19,771
Avenue Supermarts, Ltd. (A)(C)	6,840	208,882
Axis Bank, Ltd.	40,388	205,561
Bajaj Auto, Ltd.	2,739	98,409
Bajaj Consumer Care, Ltd. (A)	5,535	9,757
Bajaj Electricals, Ltd.	1,885	9,069
Bajaj Finance, Ltd.	4,302	111,221
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
India (continued)
Bajaj Finserv, Ltd.	1,367	$79,892
Bajaj Hindusthan Sugar, Ltd. (A)	14,500	817
Bajaj Holdings & Investment, Ltd.	2,189	58,151
Balkrishna Industries, Ltd.	6,050	86,573
Balrampur Chini Mills, Ltd.	11,268	14,885
Bank of Baroda (A)	25,551	13,174
Bank of Maharashtra (A)	75,955	8,676
BASF India, Ltd.	543	7,722
Bata India, Ltd.	1,019	17,923
Bayer CropScience, Ltd.	196	13,978
Berger Paints India, Ltd.	10,302	66,790
Bhansali Engineering Polymers, Ltd.	13,362	6,537
Bharat Electronics, Ltd.	33,210	30,372
Bharat Forge, Ltd.	14,723	62,755
Bharat Heavy Electricals, Ltd.	58,913	21,775
Bharat Petroleum Corp., Ltd.	21,375	96,577
Bharti Airtel, Ltd. (A)	60,578	440,202
Bharti Infratel, Ltd.	9,404	28,240
Biocon, Ltd.	9,991	46,990
Birla Corp., Ltd.	1,911	13,108
Birlasoft, Ltd.	12,247	11,988
Bliss Gvs Pharma, Ltd.	6,312	7,685
Blue Dart Express, Ltd.	848	22,582
Blue Star, Ltd.	1,883	12,164
Bombay Dyeing & Manufacturing Company, Ltd.	7,879	4,955
Borosil, Ltd. (D)	3,051	5,676
Bosch, Ltd.	389	50,456
Brigade Enterprises, Ltd.	7,041	9,491
Britannia Industries, Ltd.	1,201	53,924
BSE, Ltd.	1,351	6,733
Cadila Healthcare, Ltd.	7,082	32,162
Can Fin Homes, Ltd.	3,284	12,022
Canara Bank (A)	23,766	26,433
Capacit'e Infraprojects, Ltd.	2,705	2,763
Caplin Point Laboratories, Ltd.	5,016	21,163
Carborundum Universal, Ltd.	2,411	7,129
Care Ratings, Ltd.	2,031	10,783
Castrol India, Ltd.	11,199	17,109
CCL Products India, Ltd.	3,414	9,680
Ceat, Ltd.	1,368	14,689
Central Depository Services India, Ltd.	1,657	5,436
Century Plyboards India, Ltd.	7,851	10,518
Century Textiles & Industries, Ltd.	1,858	7,019
Cera Sanitaryware, Ltd.	845	26,194
CESC, Ltd.	3,387	24,814
Chambal Fertilizers & Chemicals, Ltd.	11,943	20,591
Chennai Petroleum Corp., Ltd. (A)	3,148	2,297
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,073
Cholamandalam Financial Holdings, Ltd.	6,543	21,169
Cholamandalam Investment and Finance Company, Ltd.	17,243	32,329
Cipla, Ltd.	16,085	138,206
City Union Bank, Ltd.	16,091	29,152
Coal India, Ltd.	37,238	69,570
Coforge, Ltd.	141	2,711
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Colgate-Palmolive India, Ltd.	2,924	$53,689
Container Corp. of India, Ltd.	8,172	40,701
Coromandel International, Ltd.	5,759	49,248
CRISIL, Ltd.	1,993	35,900
Crompton Greaves Consumer Electricals, Ltd.	34,652	102,211
Cummins India, Ltd.	3,376	16,856
Cyient, Ltd.	7,633	20,068
Dabur India, Ltd.	15,302	95,000
Dalmia Bharat, Ltd.	4,457	32,801
DB Corp., Ltd.	10,044	8,410
DCB Bank, Ltd. (A)	11,434	9,408
DCM Shriram, Ltd.	3,338	12,317
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	4,076
Deepak Nitrite, Ltd.	2,523	16,773
Delta Corp., Ltd.	8,433	9,536
Dhampur Sugar Mills, Ltd.	2,251	2,972
Dilip Buildcon, Ltd. (C)	2,723	9,339
Dish TV India, Ltd. (A)	46,324	2,612
Dishman Carbogen Amcis, Ltd.	1,354	1,154
Divi's Laboratories, Ltd.	2,338	74,075
DLF, Ltd.	13,190	26,287
Dr. Lal PathLabs, Ltd. (C)	1,089	22,063
Dr. Reddy's Laboratories, Ltd.	4,595	246,686
Dynamatic Technologies, Ltd. (A)	876	5,750
eClerx Services, Ltd.	2,550	13,359
Edelweiss Financial Services, Ltd.	26,662	16,407
Eicher Motors, Ltd.	548	119,968
EID Parry India, Ltd. (A)	6,483	16,775
EIH, Ltd.	9,617	8,424
Emami, Ltd.	9,857	25,184
Endurance Technologies, Ltd. (C)	4,141	39,823
Engineers India, Ltd.	8,807	7,402
Entertainment Network India, Ltd.	1,131	1,984
Eris Lifesciences, Ltd. (C)	3,927	26,617
Escorts, Ltd.	3,193	38,316
Essel Propack, Ltd.	2,501	5,672
Excel Industries, Ltd. (A)	557	4,560
Exide Industries, Ltd.	11,933	25,717
Federal Bank, Ltd.	101,872	60,726
Finolex Cables, Ltd.	7,048	20,098
Finolex Industries, Ltd.	4,543	25,780
Firstsource Solutions, Ltd.	20,707	8,532
Fortis Healthcare, Ltd. (A)	29,932	46,557
Future Lifestyle Fashions, Ltd.	2,234	4,524
Future Retail, Ltd. (A)	4,980	5,604
Gabriel India, Ltd.	9,247	9,088
GAIL India, Ltd.	66,880	81,079
Garware Technical Fibres, Ltd.	570	10,824
GE T&D India, Ltd.	7,991	6,240
GHCL, Ltd.	5,141	7,227
Gillette India, Ltd.	722	46,217
GlaxoSmithKline Pharmaceuticals, Ltd.	911	16,756
Glenmark Pharmaceuticals, Ltd.	9,568	44,830
GMR Infrastructure, Ltd. (A)	121,737	30,417
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
India (continued)
Godfrey Phillips India, Ltd.	824	$10,731
Godrej Agrovet, Ltd. (C)	1,286	6,381
Godrej Consumer Products, Ltd.	9,235	76,482
Godrej Industries, Ltd.	3,907	16,634
Godrej Properties, Ltd. (A)	1,212	11,042
Granules India, Ltd.	10,612	24,110
Graphite India, Ltd.	3,367	8,141
Grasim Industries, Ltd.	9,194	71,377
Greaves Cotton, Ltd. (A)	6,447	5,907
Greenpanel Industries, Ltd. (A)	10,228	3,425
Greenply Industries, Ltd.	10,228	10,951
Grindwell Norton, Ltd.	4,815	33,683
Gujarat Alkalies & Chemicals, Ltd.	2,634	10,836
Gujarat Ambuja Exports, Ltd.	4,928	7,516
Gujarat Fluorochemicals, Ltd. (A)	2,756	10,731
Gujarat Gas, Ltd.	10,223	32,893
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	6,532
Gujarat State Fertilizers & Chemicals, Ltd.	20,632	11,302
Gujarat State Petronet, Ltd.	14,293	37,844
Gulf Oil Lubricants India, Ltd.	1,642	12,519
Hatsun Agro Product, Ltd.	3,294	22,711
Havells India, Ltd.	7,034	46,375
HCL Technologies, Ltd.	50,992	373,345
HDFC Asset Management Company, Ltd. (C)	748	25,221
HDFC Bank, Ltd.	91,467	1,152,632
HDFC Life Insurance Company, Ltd. (A)(C)	10,142	69,530
HEG, Ltd.	690	7,015
HeidelbergCement India, Ltd.	5,347	11,455
Hemisphere Properties India, Ltd. (A)(D)	2,825	6,232
Heritage Foods, Ltd.	1,223	3,760
Hero MotoCorp, Ltd.	4,382	136,047
Hexaware Technologies, Ltd.	8,718	29,305
HFCL, Ltd.	51,247	6,459
Hikal, Ltd.	4,873	7,547
HIL, Ltd.	253	3,096
Himadri Speciality Chemical, Ltd.	8,292	4,833
Himatsingka Seide, Ltd.	6,490	3,942
Hindalco Industries, Ltd.	54,965	101,036
Hinduja Global Solutions, Ltd.	3,258	24,711
Hindustan Petroleum Corp., Ltd.	26,715	68,253
Hindustan Unilever, Ltd.	21,627	589,954
Honeywell Automation India, Ltd.	125	44,502
Housing Development Finance Corp., Ltd.	24,067	533,542
Huhtamaki PPL, Ltd. (A)	2,710	7,067
ICICI Bank, Ltd.	58,534	254,648
ICICI Bank, Ltd., ADR	5,317	46,258
ICICI Lombard General Insurance Company, Ltd. (C)	4,220	72,783
ICICI Prudential Life Insurance Company, Ltd. (C)	4,445	23,281
IDFC First Bank, Ltd. (A)	117,777	34,765
IDFC, Ltd.	60,709	11,503
IFCI, Ltd. (A)	60,997	3,885
IIFL Finance, Ltd.	20,305	17,002
IIFL Securities, Ltd.	72,539	28,283
IIFL Wealth Management, Ltd.	10,362	117,422
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
India Glycols, Ltd.	1,050	$3,729
Indiabulls Housing Finance, Ltd.	23,318	37,953
Indiabulls Real Estate, Ltd. (A)	24,645	13,934
Indiabulls Ventures, Ltd., Partly Paid Shares	5,473	1,616
Indian Bank (A)	13,169	7,620
Indian Oil Corp., Ltd.	75,896	84,067
Indraprastha Gas, Ltd.	8,878	54,126
IndusInd Bank, Ltd.	7,142	37,398
Infibeam Avenues, Ltd.	1,962	1,319
Info Edge India, Ltd.	626	22,301
Infosys, Ltd.	132,686	1,218,703
Inox Leisure, Ltd.	4,238	11,561
Insecticides India, Ltd.	990	5,148
Intellect Design Arena, Ltd. (A)	4,460	3,928
InterGlobe Aviation, Ltd. (C)	2,710	34,834
Ipca Laboratories, Ltd.	2,728	53,049
IRB Infrastructure Developers, Ltd. (A)	7,984	6,422
ITC, Ltd. (A)	139,151	362,984
J Kumar Infraprojects, Ltd.	4,863	5,182
Jaiprakash Power Ventures, Ltd. (A)	246,265	2,780
Jamna Auto Industries, Ltd.	8,736	2,946
JB Chemicals & Pharmaceuticals, Ltd.	470	4,280
Jindal Saw, Ltd.	11,500	6,946
Jindal Stainless Hisar, Ltd. (A)	8,000	4,142
Jindal Stainless, Ltd. (A)	16,249	5,845
Jindal Steel & Power, Ltd. (A)	30,545	49,118
JK Cement, Ltd.	1,769	27,455
JK Lakshmi Cement, Ltd.	4,546	14,412
JK Paper, Ltd.	7,345	8,610
JK Tyre & Industries, Ltd.	5,594	3,868
JM Financial, Ltd.	20,631	17,532
JSW Energy, Ltd.	33,800	18,000
JSW Steel, Ltd.	58,863	143,665
Jubilant Foodworks, Ltd.	3,066	66,541
Jubilant Life Sciences, Ltd.	7,891	46,587
Just Dial, Ltd. (A)	1,510	7,855
Jyothy Labs, Ltd.	3,881	5,463
Kajaria Ceramics, Ltd.	4,103	18,620
Kalpataru Power Transmission, Ltd.	4,585	12,448
Kalyani Steels, Ltd.	3,418	6,441
Kansai Nerolac Paints, Ltd.	3,086	14,992
Kaveri Seed Company, Ltd.	2,285	12,098
KEC International, Ltd.	5,101	13,210
KEI Industries, Ltd.	4,692	17,421
Kirloskar Brothers, Ltd.	3,765	4,792
Kirloskar Oil Engines, Ltd.	5,185	7,057
KNR Constructions, Ltd.	5,450	14,534
Kolte-Patil Developers, Ltd.	2,398	4,914
Kotak Mahindra Bank, Ltd.	12,507	203,157
KPIT Technologies, Ltd.	68,007	44,336
KPR Mill, Ltd.	3,888	21,909
KRBL, Ltd.	3,905	9,730
L&T Finance Holdings, Ltd.	24,332	17,589
L&T Technology Services, Ltd. (C)	452	6,958
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
LA Opala RG, Ltd.	2,816	$5,496
Lakshmi Machine Works, Ltd.	116	3,954
Larsen & Toubro Infotech, Ltd. (C)	2,658	63,378
Larsen & Toubro, Ltd.	13,164	162,546
LG Balakrishnan & Bros, Ltd.	2,528	7,408
LIC Housing Finance, Ltd.	21,165	67,074
Linde India, Ltd. (A)	3,823	25,407
LT Foods, Ltd.	10,845	3,772
Lupin, Ltd.	13,719	157,499
LUX Industries, Ltd.	400	4,871
Magma Fincorp, Ltd.	17,569	3,131
Mahanagar Gas, Ltd.	2,409	31,074
Mahindra & Mahindra Financial Services, Ltd.	20,916	39,100
Mahindra & Mahindra, Ltd.	28,331	164,300
Mahindra CIE Automotive, Ltd. (A)	10,554	13,107
Mahindra Holidays & Resorts India, Ltd. (A)	6,255	13,918
Mahindra Lifespace Developers, Ltd.	1,108	2,624
Majesco, Ltd.	1,421	5,899
Manappuram Finance, Ltd.	29,162	48,596
Mangalore Refinery & Petrochemicals, Ltd. (A)	16,715	6,345
Marico, Ltd.	13,995	63,956
Marksans Pharma, Ltd.	20,609	6,167
Maruti Suzuki India, Ltd.	3,284	243,216
Mastek, Ltd.	812	2,859
Mayur Uniquoters, Ltd.	4,014	7,992
Meghmani Organics, Ltd.	8,623	5,674
Minda Industries, Ltd.	5,101	19,594
Mindtree, Ltd.	1,858	21,932
MM Forgings, Ltd.	1,399	2,986
MOIL, Ltd.	5,355	9,080
Morepen Laboratories, Ltd. (A)	26,894	5,686
Motherson Sumi Systems, Ltd.	60,455	75,697
Motilal Oswal Financial Services, Ltd.	2,377	16,604
Mphasis, Ltd.	5,533	63,566
MRF, Ltd.	78	61,060
Multi Commodity Exchange of India, Ltd.	573	10,204
Muthoot Finance, Ltd.	7,879	89,909
Narayana Hrudayalaya, Ltd.	5,281	19,114
Natco Pharma, Ltd.	6,282	48,181
National Aluminium Company, Ltd.	30,687	11,913
Nava Bharat Ventures, Ltd.	16,853	8,403
Navin Fluorine International, Ltd.	1,518	31,598
Navneet Education, Ltd.	22,671	20,435
NBCC India, Ltd.	20,368	4,665
NCC, Ltd.	22,228	6,795
Nestle India, Ltd.	576	134,006
NHPC, Ltd.	108,939	28,233
NIIT, Ltd.	4,810	5,675
Nilkamal, Ltd.	570	7,793
NMDC, Ltd.	20,256	21,771
NOCIL, Ltd.	4,078	4,707
NRB Bearings, Ltd.	7,992	6,958
NTPC, Ltd.	65,672	84,104
Oberoi Realty, Ltd.	5,897	24,965
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Oil & Natural Gas Corp., Ltd.	88,154	$97,075
Oil India, Ltd.	11,025	12,412
Omaxe, Ltd.	3,052	7,188
Oracle Financial Services Software, Ltd.	1,238	40,970
Orient Cement, Ltd.	11,602	7,233
Page Industries, Ltd.	254	62,656
Parag Milk Foods, Ltd. (C)	3,025	3,537
Persistent Systems, Ltd.	2,797	19,535
Petronet LNG, Ltd.	49,070	166,167
Pfizer, Ltd.	365	19,315
Phillips Carbon Black, Ltd.	6,456	6,179
PI Industries, Ltd.	5,293	107,705
Pidilite Industries, Ltd.	3,776	73,622
Piramal Enterprises, Ltd.	3,991	51,629
PNB Housing Finance, Ltd. (C)	3,296	7,709
PNC Infratech, Ltd.	3,706	5,186
Power Finance Corp., Ltd.	29,969	29,707
Power Grid Corp. of India, Ltd.	54,410	113,413
Praj Industries, Ltd.	5,641	4,343
Prestige Estates Projects, Ltd.	15,615	32,611
Procter & Gamble Health, Ltd. (A)	219	11,892
Procter & Gamble Hygiene & Health Care, Ltd.	677	88,964
PSP Projects, Ltd.	1,686	7,385
PTC India, Ltd.	18,544	8,099
Punjab National Bank (A)	48,156	17,079
PVR, Ltd.	2,148	25,681
Quess Corp., Ltd. (A)(C)	1,654	4,832
Radico Khaitan, Ltd.	2,854	12,464
Rain Industries, Ltd.	8,295	7,975
Rajesh Exports, Ltd.	4,377	28,106
Rallis India, Ltd.	4,796	13,443
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	6,550
Ratnamani Metals & Tubes, Ltd.	1,835	21,272
Raymond, Ltd. (A)	2,169	6,393
RBL Bank, Ltd. (C)	19,118	30,435
REC, Ltd.	37,469	44,099
Redington India, Ltd.	23,557	26,862
Relaxo Footwears, Ltd.	3,026	27,265
Reliance Industries, Ltd.	101,048	1,970,609
Reliance Power, Ltd. (A)	70,059	1,763
Repco Home Finance, Ltd.	2,373	2,908
Sadbhav Engineering, Ltd.	12,476	6,520
Sadbhav Infrastructure Project, Ltd.	11,584	2,351
Sanofi India, Ltd.	330	33,743
Sasken Technologies, Ltd.	1,127	6,055
SBI Life Insurance Company, Ltd. (A)(C)	2,278	23,151
Schaeffler India, Ltd. (A)	663	28,041
Sequent Scientific, Ltd.	6,725	7,546
Seshasayee Paper & Boards, Ltd.	3,700	6,174
SH Kelkar & Company, Ltd. (C)	2,917	2,131
Sharda Cropchem, Ltd.	5,005	10,527
Sheela Foam, Ltd. (A)	521	9,763
Shree Cement, Ltd.	238	65,621
Shriram City Union Finance, Ltd.	2,014	17,090
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
Shriram Transport Finance Company, Ltd.	8,555	$65,353
Siemens, Ltd.	2,156	31,406
SKF India, Ltd.	1,784	34,169
Sobha, Ltd.	4,249	10,818
Solar Industries India, Ltd.	1,472	17,309
Somany Home Innovation, Ltd. (A)	2,451	2,178
Sonata Software, Ltd.	2,617	7,001
SRF, Ltd.	858	39,675
Star Cement, Ltd.	15,221	14,987
State Bank of India (A)	31,708	68,160
Steel Authority of India, Ltd.	35,661	14,164
Sterlite Technologies, Ltd.	5,984	7,581
Strides Pharma Science, Ltd.	3,193	16,908
Sun Pharmaceutical Industries, Ltd.	19,369	122,467
Sun TV Network, Ltd.	6,569	33,466
Sundaram Finance Holdings, Ltd.	6,835	4,137
Sundaram Finance, Ltd.	1,639	27,166
Sundaram-Clayton, Ltd.	697	15,129
Sundram Fasteners, Ltd.	4,560	18,396
Sunteck Realty, Ltd.	3,702	7,607
Suprajit Engineering, Ltd.	7,705	10,982
Supreme Industries, Ltd.	2,097	28,347
Supreme Petrochem, Ltd.	9,949	20,036
Suven Pharmaceuticals, Ltd. (A)	3,881	15,859
Swaraj Engines, Ltd.	1,365	20,146
Symphony, Ltd.	1,012	12,019
Syngene International, Ltd. (C)	5,386	25,578
TAKE Solutions, Ltd.	6,117	4,304
Tata Chemicals, Ltd.	2,841	11,522
Tata Communications, Ltd.	2,825	17,883
Tata Consultancy Services, Ltd.	27,313	717,625
Tata Consumer Products, Ltd.	18,202	87,429
Tata Elxsi, Ltd.	1,315	13,310
Tata Metaliks, Ltd.	1,562	8,659
Tata Motors, Ltd. (A)	130,207	149,182
Tata Steel Long Products, Ltd.	1,408	4,312
Tata Steel, Ltd.	20,118	78,428
Tech Mahindra, Ltd.	23,766	167,170
Techno Electric & Engineering Company, Ltd. (A)	4,395	10,881
Texmaco Rail & Engineering, Ltd.	7,462	2,271
The Great Eastern Shipping Company, Ltd.	4,812	13,006
The India Cements, Ltd.	13,187	22,040
The Indian Hotels Company, Ltd.	21,970	22,044
The Indian Hume Pipe Company, Ltd.	2,579	5,028
The Jammu & Kashmir Bank, Ltd. (A)	20,026	3,108
The Karnataka Bank, Ltd.	11,008	5,128
The Karur Vysya Bank, Ltd.	30,314	9,321
The Phoenix Mills, Ltd.	3,443	24,270
The Ramco Cements, Ltd.	3,284	26,228
The South Indian Bank, Ltd.	46,489	3,023
The Tata Power Company, Ltd.	51,479	25,058
The Tinplate Company of India, Ltd.	3,175	3,514
Thermax, Ltd.	1,264	12,095
Thomas Cook India, Ltd.	8,758	3,313
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Time Technoplast, Ltd.	8,084	$3,159
Timken India, Ltd.	2,917	32,945
Titan Company, Ltd.	9,308	110,011
Torrent Pharmaceuticals, Ltd.	2,798	85,123
Torrent Power, Ltd.	6,822	28,991
Tourism Finance Corp. of India, Ltd.	2,921	1,271
Transport Corp. of India, Ltd.	6,063	12,317
Trent, Ltd.	3,674	22,947
Trident, Ltd.	74,360	4,531
Triveni Engineering & Industries, Ltd.	7,321	3,976
Triveni Turbine, Ltd.	24,757	20,832
TTK Prestige, Ltd.	108	6,675
Tube Investments of India, Ltd.	9,786	47,678
TV Today Network, Ltd.	5,027	11,815
TV18 Broadcast, Ltd. (A)	45,800	12,532
UCO Bank (A)	133,446	19,422
Uflex, Ltd.	4,634	11,473
UltraTech Cement, Ltd.	3,803	195,739
Union Bank of India (A)	53,007	16,680
United Breweries, Ltd.	1,730	21,849
United Spirits, Ltd. (A)	9,003	70,309
UPL, Ltd. (A)	28,081	150,819
VA Tech Wabag, Ltd. (A)	1,854	2,232
Vaibhav Global, Ltd.	1,887	28,204
Vakrangee, Ltd.	23,506	8,279
Vardhman Textiles, Ltd.	1,602	13,854
Varun Beverages, Ltd.	2,536	21,318
Vedanta, Ltd.	88,318	107,551
Venky's India, Ltd.	337	4,406
Vesuvius India, Ltd.	690	8,006
V-Guard Industries, Ltd.	5,667	13,275
Vinati Organics, Ltd.	1,364	18,446
VIP Industries, Ltd.	2,251	6,530
V-Mart Retail, Ltd.	527	11,114
Vodafone Idea, Ltd. (A)	475,993	41,776
VRL Logistics, Ltd.	5,104	9,982
VST Industries, Ltd.	649	26,657
VST Tillers Tractors, Ltd.	456	5,552
WABCO India, Ltd.	187	17,176
Welspun Corp., Ltd.	6,625	5,095
Welspun Enterprises, Ltd.	5,021	3,750
Welspun India, Ltd.	19,448	8,040
West Coast Paper Mills, Ltd.	2,240	3,820
Wheels India, Ltd.	626	3,421
Whirlpool of India, Ltd.	1,179	30,439
Wipro, Ltd.	44,725	125,405
Wockhardt, Ltd. (A)	2,843	8,099
Yes Bank, Ltd.	94,414	33,462
Zee Entertainment Enterprises, Ltd.	30,287	73,215
Zensar Technologies, Ltd.	8,469	9,779
Zydus Wellness, Ltd.	1,037	17,204
Indonesia 2.0%		4,200,757
Ace Hardware Indonesia Tbk PT (A)	416,900	44,414
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
Indonesia (continued)
Adaro Energy Tbk PT	1,192,600	$90,139
Adhi Karya Persero Tbk PT (A)	204,038	7,006
AKR Corporindo Tbk PT	65,100	10,503
Alam Sutera Realty Tbk PT (A)	750,400	5,458
Aneka Tambang Tbk PT (A)	481,054	17,666
Arwana Citramulia Tbk PT	1,053,200	28,405
Asahimas Flat Glass Tbk PT	113,500	24,281
Astra Agro Lestari Tbk PT (A)	43,433	22,107
Astra International Tbk PT	544,600	178,227
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	12,953
Asuransi Kresna Mitra Tbk PT (A)	277,300	20,787
Bakrie Telecom Tbk PT (A)(D)	22,579,900	38,638
Bank Central Asia Tbk PT	223,300	397,337
Bank Danamon Indonesia Tbk PT	205,471	34,425
Bank Mandiri Persero Tbk PT	474,792	145,905
Bank Negara Indonesia Persero Tbk PT	161,703	42,562
Bank Pan Indonesia Tbk PT (A)	191,900	9,764
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	15,950
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,700	12,504
Bank Permata Tbk PT (A)	197,864	17,279
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	426,534
Bank Tabungan Negara Persero Tbk PT	190,698	9,961
Barito Pacific Tbk PT (A)	326,600	30,250
Bayan Resources Tbk PT	94,800	93,873
BISI International Tbk PT	514,000	31,359
Bukit Asam Tbk PT (A)	184,700	24,718
Bumi Serpong Damai Tbk PT (A)	427,200	18,628
Bumi Teknokultura Unggul Tbk PT (A)	1,489,900	5,104
Capital Financial Indonesia Tbk PT (A)	369,300	9,317
Charoen Pokphand Indonesia Tbk PT	282,920	112,196
Ciputra Development Tbk PT	455,461	18,008
Citra Marga Nusaphala Persada Tbk PT (A)	201,775	18,849
City Retail Developments Tbk PT (A)	1,918,900	18,838
Delta Dunia Makmur Tbk PT (A)	590,800	5,116
Dharma Satya Nusantara Tbk PT	603,500	12,894
Eagle High Plantations Tbk PT (A)	1,002,100	5,294
Elnusa Tbk PT (A)	400,600	5,415
Erajaya Swasembada Tbk PT (A)	162,100	13,968
Garuda Indonesia Persero Tbk PT (A)	361,400	5,890
Global Mediacom Tbk PT (A)	819,500	10,599
Gudang Garam Tbk PT	29,743	99,380
Hanson International Tbk PT (A)(D)	4,000,200	13,690
Harum Energy Tbk PT (A)	27,900	2,326
Indah Kiat Pulp & Paper Corp. Tbk PT	98,200	35,421
Indika Energy Tbk PT	129,600	5,697
Indo Tambangraya Megah Tbk PT	23,700	13,191
Indocement Tunggal Prakarsa Tbk PT (A)	39,800	33,037
Indofood CBP Sukses Makmur Tbk PT	43,100	24,102
Indofood Sukses Makmur Tbk PT	230,100	90,806
Indo-Rama Synthetics Tbk PT	54,900	8,555
Indosat Tbk PT (A)	110,300	15,237
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	337,700	28,254
Inovisi Infracom Tbk PT (A)(D)	671,012	129
Intiland Development Tbk PT (A)	1,393,100	20,224
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Japfa Comfeed Indonesia Tbk PT (A)	311,000	$19,222
Jasa Marga Persero Tbk PT (A)	128,752	31,354
Kalbe Farma Tbk PT	681,200	66,075
Kapuas Prima Coal Tbk PT	551,200	5,132
Kawasan Industri Jababeka Tbk PT (A)	2,007,762	19,263
Link Net Tbk PT (A)	145,300	23,957
Lippo Karawaci Tbk PT (A)	1,947,337	24,576
Malindo Feedmill Tbk PT	149,200	5,183
Matahari Department Store Tbk PT (A)	186,500	18,546
Mayora Indah Tbk PT	234,200	35,276
Medco Energi Internasional Tbk PT (A)	506,566	15,316
Media Nusantara Citra Tbk PT	543,100	31,659
Mitra Adiperkasa Tbk PT (A)	1,077,700	53,566
Mitra Keluarga Karyasehat Tbk PT	145,600	23,633
MNC Sky Vision Tbk PT (A)	430,900	29,563
Modernland Realty Tbk PT (A)	2,009,300	8,536
Nippon Indosari Corpindo Tbk PT (A)	156,811	13,694
Pabrik Kertas Tjiwi Kimia Tbk PT	42,900	11,691
Pakuwon Jati Tbk PT	1,030,900	25,638
Pan Brothers Tbk PT	1,101,200	19,912
Panin Financial Tbk PT (A)	1,137,200	13,126
Panin Sekuritas Tbk PT	22,500	1,148
Paninvest Tbk PT (A)	397,600	21,561
Pelayaran Tamarin Samudra Tbk PT (A)	250,000	1,061
Perusahaan Gas Negara Tbk PT	367,300	21,706
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	11,272
Pool Advista Indonesia Tbk PT (A)	37,300	128
PP Persero Tbk PT (A)	214,287	10,678
Puradelta Lestari Tbk PT	506,700	4,865
Ramayana Lestari Sentosa Tbk PT	152,300	5,958
Rimo International Lestari Tbk PT (A)(D)	2,464,700	8,435
Sampoerna Agro Tbk PT (A)	618,600	98,927
Sarana Menara Nusantara Tbk PT	1,085,300	70,841
Selamat Sempurna Tbk PT	374,800	27,464
Semen Indonesia Persero Tbk PT	57,000	38,314
Sinar Mas Multiartha Tbk PT (A)	37,000	30,962
Smartfren Telecom Tbk PT (A)	914,700	6,044
Sri Rejeki Isman Tbk PT	937,100	9,132
Sugih Energy Tbk PT (A)(D)	8,409,300	28,779
Summarecon Agung Tbk PT	339,900	10,834
Surya Citra Media Tbk PT	403,800	27,675
Surya Semesta Internusa Tbk PT	132,900	2,844
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	298,661
Tempo Scan Pacific Tbk PT	65,700	5,404
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	6,222
Tiphone Mobile Indonesia Tbk PT	179,500	1,427
Tower Bersama Infrastructure Tbk PT	385,100	27,933
Trada Alam Minera Tbk PT (A)(D)	1,919,200	4,598
Trias Sentosa Tbk PT	706,000	17,606
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	12,634
Tunas Ridean Tbk PT	542,200	52,490
Ultrajaya Milk Industry & Trading Company Tbk PT	211,100	21,975
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	266,000	$141,356
United Tractors Tbk PT	111,900	120,442
Vale Indonesia Tbk PT (A)	109,900	20,945
Visi Media Asia Tbk PT (A)	1,475,500	5,049
Waskita Beton Precast Tbk PT	592,800	6,142
Waskita Karya Persero Tbk PT (A)	287,002	12,028
Wijaya Karya Beton Tbk PT	351,700	5,501
Wijaya Karya Persero Tbk PT (A)	178,676	13,308
XL Axiata Tbk PT (A)	283,500	50,320
Malaysia 2.5%		5,058,221
7-Eleven Malaysia Holdings BHD	75,139	22,456
Aeon Company M BHD	55,700	12,964
AEON Credit Service M BHD	11,340	23,460
AFFIN Bank BHD (A)	173,284	63,397
AirAsia Group BHD	117,800	18,773
Alliance Bank Malaysia BHD	67,700	32,756
AMMB Holdings BHD	75,450	55,131
Astro Malaysia Holdings BHD	58,000	13,254
Axiata Group BHD	98,907	86,404
Batu Kawan BHD	18,700	60,178
Berjaya Assets BHD (A)	350,600	22,571
Berjaya Sports Toto BHD	58,778	29,795
Bermaz Auto BHD	45,300	13,050
BIMB Holdings BHD	24,100	19,851
Bintulu Port Holdings BHD	300	287
Boustead Holdings BHD (A)	87,707	14,064
Boustead Plantations BHD	760	63
British American Tobacco Malaysia BHD	6,400	16,319
Bursa Malaysia BHD	31,800	56,019
Cahya Mata Sarawak BHD	29,300	11,505
Carlsberg Brewery Malaysia BHD	6,900	45,961
CIMB Group Holdings BHD	175,328	152,321
Cypark Resources BHD (A)	34,200	7,190
D&O Green Technologies BHD	64,700	9,806
Datasonic Group BHD	65,000	22,688
Dayang Enterprise Holdings BHD (A)	35,200	10,443
Dialog Group BHD	81,160	74,633
DiGi.Com BHD	101,380	106,013
DRB-Hicom BHD	45,900	17,492
Dutch Lady Milk Industries BHD	1,500	15,490
Eco World Development Group BHD (A)	30,700	3,475
FGV Holdings BHD (A)	111,600	26,245
Fraser & Neave Holdings BHD	5,600	41,936
Gabungan AQRS BHD	26,010	5,698
Gadang Holdings BHD	55,300	6,468
Gamuda BHD	40,633	36,538
Gas Malaysia BHD	51,300	33,056
Genting BHD	63,100	58,178
Genting Malaysia BHD	132,400	70,754
Genting Plantations BHD	10,000	23,282
George Kent Malaysia BHD	33,700	5,643
Globetronics Technology BHD	39,686	17,963
HAP Seng Consolidated BHD	29,039	50,058
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
Hartalega Holdings BHD	39,500	$114,144
Heineken Malaysia BHD	8,400	44,890
Hengyuan Refining Company BHD (A)	11,200	9,033
Hibiscus Petroleum BHD (A)	88,200	11,448
Hong Leong Bank BHD	9,434	29,556
Hong Leong Financial Group BHD	8,261	25,516
IGB BHD	45,726	26,334
IHH Healthcare BHD	21,200	26,532
IJM Corp. BHD	107,260	47,519
Inari Amertron BHD	145,436	50,164
IOI Corp. BHD	20,500	21,471
IOI Properties Group BHD	48,571	12,089
JAKS Resources BHD (A)	43,900	8,930
Keck Seng Malaysia BHD	65,150	55,419
Kerjaya Prospek Group BHD	48,420	11,390
Kim Loong Resources BHD	100	27
Kossan Rubber Industries	47,700	95,634
KSL Holdings BHD (A)	46,010	7,057
Kuala Lumpur Kepong BHD	9,705	49,164
Land & General BHD	972,340	22,530
LBS Bina Group BHD	117,300	10,000
LPI Capital BHD	14,220	43,201
Magni-Tech Industries BHD	38,933	17,674
Magnum BHD	35,300	18,289
Malakoff Corp. BHD	78,100	15,830
Malayan Banking BHD	108,055	186,680
Malaysia Airports Holdings BHD	43,288	49,891
Malaysia Building Society BHD	70,044	10,647
Malaysian Pacific Industries BHD	10,938	27,718
Malaysian Resources Corp. BHD	121,600	15,733
Matrix Concepts Holdings BHD	68,378	26,756
Maxis BHD	51,585	62,603
Mega First Corp. BHD	3,300	5,081
MISC BHD	27,650	52,900
MMC Corp. BHD	121,000	24,277
MPHB Capital BHD (A)	99,200	17,856
Muhibbah Engineering (M) BHD	10,300	2,117
Mulpha International BHD (A)	15,370	5,264
My EG Services BHD (B)	151,850	47,310
Nestle Malaysia BHD	1,400	44,835
Oriental Holdings BHD	26,820	34,924
OSK Holdings BHD	98,117	19,081
Padini Holdings BHD	21,500	12,142
Pentamaster Corp. BHD (A)(B)	34,608	41,001
Petron Malaysia Refining & Marketing BHD	8,800	8,317
Petronas Chemicals Group BHD	91,900	133,538
Petronas Dagangan BHD	5,900	31,900
Petronas Gas BHD	19,700	86,225
PPB Group BHD	11,300	45,175
Press Metal Aluminium Holdings BHD	41,000	35,578
Public Bank BHD	105,360	355,741
QL Resources BHD	24,090	56,024
RHB Bank BHD	48,262	53,018
Sam Engineering & Equipment M BHD	3,000	3,595
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
Malaysia (continued)
Sapura Energy BHD (A)	592,857	$13,069
Sarawak Oil Palms BHD	15,542	11,490
Scientex BHD	20,700	39,471
SEG International BHD	33,942	4,805
Serba Dinamik Holdings BHD	57,750	21,469
Shangri-La Hotels Malaysia BHD	21,000	20,699
Sime Darby BHD	93,374	45,001
Sime Darby Plantation BHD	46,274	52,906
Sime Darby Property BHD	130,274	20,402
SKP Resources BHD	17,300	4,311
SP Setia BHD Group	53,308	11,747
Sunway BHD	66,077	20,413
Sunway Construction Group BHD (B)	33,862	14,649
Supermax Corp. BHD (A)	59,298	105,220
Syarikat Takaful Malaysia Keluarga BHD (B)	23,400	23,195
Ta Ann Holdings BHD	46,508	25,551
TA Enterprise BHD	260,800	29,473
Tan Chong Motor Holdings BHD	62,800	15,198
Telekom Malaysia BHD	44,656	43,338
Tenaga Nasional BHD	76,300	197,975
TIME dotCom BHD	37,440	91,969
Top Glove Corp. BHD	64,500	197,724
Tropicana Corp. BHD (A)	101,628	20,328
Uchi Technologies BHD	31,330	18,115
UEM Sunrise BHD (A)	113,366	12,576
UMW Holdings BHD	14,100	6,797
United Malacca BHD	29,750	31,500
United Plantations BHD	17,400	52,757
UOA Development BHD	70,500	29,219
Velesto Energy BHD (A)	250,631	9,002
ViTrox Corp. BHD	8,000	15,842
VS Industry BHD	78,131	15,963
Westports Holdings BHD	54,500	50,115
Yinson Holdings BHD	33,600	43,364
YTL Corp. BHD	246,930	59,172
Malta 0.0%		10,680
Brait SE (A)	71,955	10,680
Mexico 2.8%		5,735,970
ALEATICA SAB de CV (A)	9,600	7,944
Alfa SAB de CV, Class A	285,550	151,438
Alpek SAB de CV (B)	28,981	20,323
Alsea SAB de CV (A)(B)	28,875	24,364
America Movil SAB de CV, Series L (B)	963,579	640,517
Arca Continental SAB de CV (B)	9,545	42,627
Axtel SAB de CV (A)	182,316	29,517
Banco del Bajio SA (A)(B)(C)	31,497	32,172
Becle SAB de CV (A)(B)	12,935	22,219
Bolsa Mexicana de Valores SAB de CV	33,174	63,956
Cemex SAB de CV	366,838	86,852
Coca-Cola Femsa SAB de CV	5,951	26,193
Coca-Cola Femsa SAB de CV, ADR	600	26,268
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	20,717
Corp. Inmobiliaria Vesta SAB de CV (B)	22,784	31,123
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Mexico (continued)
Dine SAB de CV (B)	103,700	$38,488
El Puerto de Liverpool SAB de CV, Series C1 (B)	5,226	13,056
Elementia SAB de CV (A)(C)	22,179	6,451
Fomento Economico Mexicano SAB de CV (B)	24,657	166,837
Genomma Lab Internacional SAB de CV, Class B (A)	55,254	50,907
Gentera SAB de CV	80,333	33,474
Gruma SAB de CV, Class B	11,725	116,333
Grupo Aeroportuario del Centro Norte SAB de CV (A)	21,262	93,632
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,455	96,627
Grupo Aeroportuario del Sureste SAB de CV, ADR	882	91,437
Grupo Bimbo SAB de CV, Series A (B)	71,327	111,552
Grupo Carso SAB de CV, Series A1	10,209	23,604
Grupo Cementos de Chihuahua SAB de CV (B)	8,843	31,676
Grupo Comercial Chedraui SA de CV	18,846	23,211
Grupo Elektra SAB de CV	2,717	160,519
Grupo Financiero Banorte SAB de CV, Series O (B)	88,525	269,673
Grupo Financiero Inbursa SAB de CV, Series O (A)	41,050	28,065
Grupo Gigante SAB de CV (A)	166,920	163,348
Grupo Herdez SAB de CV (B)	9,671	16,599
Grupo Hotelero Santa Fe SAB de CV (A)	83,186	15,756
Grupo Industrial Saltillo SAB de CV (A)	50,407	36,371
Grupo KUO SAB de CV, Series B	136,788	278,949
Grupo Lala SAB de CV (B)	23,373	12,585
Grupo Mexico SAB de CV, Series B (B)	96,346	207,556
Grupo Pochteca SAB de CV (A)	20,836	6,333
Grupo Sanborns SAB de CV	187,200	189,019
Grupo Simec SAB de CV, Series B	12,062	27,742
Grupo Sports World SAB de CV (A)	27,369	17,897
Grupo Televisa SAB (A)	165,953	196,678
Hoteles City Express SAB de CV (A)(B)	17,674	4,623
Industrias Bachoco SAB de CV, Series B	7,795	23,858
Industrias CH SAB de CV, Series B	14,379	51,013
Industrias Penoles SAB de CV (B)	7,848	74,217
Infraestructura Energetica Nova SAB de CV	15,405	43,906
Kimberly-Clark de Mexico SAB de CV, Class A	60,922	94,840
La Comer SAB de CV (B)	12,689	17,241
Megacable Holdings SAB de CV	37,270	112,611
Minera Frisco SAB de CV, Series A1 (A)	210,063	28,325
Minera Frisco SAB de CV, Series A2 (A)	161,033	15,250
Nemak SAB de CV (C)	27,159	6,001
Orbia Advance Corp. SAB de CV	99,955	145,282
Organizacion Cultiba SAB de CV (A)	45,332	22,488
Organizacion Soriana SAB de CV, Series B (B)	964,205	782,252
Promotora y Operadora de Infraestructura SAB de CV (A)	5,862	44,285
Promotora y Operadora de Infraestructura SAB de CV, L Shares (A)	4,040	20,766
Qualitas Controladora SAB de CV	12,704	50,978
Regional SAB de CV (A)	21,424	59,718
Telesites SAB de CV (A)(B)	99,552	64,334
TV Azteca SAB de CV	389,865	6,505
Unifin Financiera SAB de CV (A)(B)	7,055	5,409
Vitro SAB de CV, Series A (A)	21,684	23,958
Wal-Mart de Mexico SAB de CV (B)	114,870	287,505
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Netherlands 0.0%		$36,644
VEON, Ltd.	24,593	36,644
Peru 0.2%		311,513
Cementos Pacasmayo SAA, ADR	4,994	30,713
Cia de Minas Buenaventura SAA, ADR	2,497	19,601
Credicorp, Ltd.	1,894	261,031
Fossal SAA, ADR (A)	633	168
Philippines 1.2%		2,519,881
8990 Holdings, Inc. (A)	111,700	21,681
Aboitiz Equity Ventures, Inc.	50,150	42,458
Aboitiz Power Corp.	37,100	20,474
ACR Mining Corp. (A)(D)	3,145	1,112
Alliance Global Group, Inc. (A)	165,600	19,667
Alsons Consolidated Resources, Inc.	629,000	10,505
Altus San Nicolas Corp. (A)(D)	2,834	291
Apex Mining Company, Inc. (A)	251,000	4,415
Atlas Consolidated Mining & Development Corp. (A)	78,800	2,814
Ayala Corp.	3,410	50,493
Ayala Land, Inc.	208,000	131,718
Bank of the Philippine Islands	14,300	18,771
BDO Unibank, Inc.	55,472	110,238
Belle Corp.	887,000	23,671
Bloomberry Resorts Corp.	237,900	29,222
Cebu Air, Inc.	20,490	14,606
Century Pacific Food, Inc.	130,950	38,781
China Banking Corp. (A)	182,335	68,108
COL Financial Group, Inc.	10,000	3,084
Cosco Capital, Inc.	248,400	23,712
D&L Industries, Inc.	183,300	16,474
DMCI Holdings, Inc.	313,100	24,387
DoubleDragon Properties Corp. (A)	86,110	27,259
Eagle Cement Corp.	35,100	5,727
East West Banking Corp. (A)	89,050	10,722
Emperador, Inc.	193,500	29,924
Empire East Land Holdings, Inc. (A)	2,941,000	15,962
Filinvest Land, Inc. (A)	909,750	16,188
First Gen Corp. (A)	70,400	28,385
First Philippine Holdings Corp.	30,300	32,308
Global Ferronickel Holdings, Inc. (A)	297,000	4,283
Globe Telecom, Inc.	1,410	63,902
GT Capital Holdings, Inc.	2,746	21,032
Integrated Micro-Electronics, Inc. (A)	67,155	7,218
International Container Terminal Services, Inc.	49,970	86,583
JG Summit Holdings, Inc.	68,990	66,479
Jollibee Foods Corp.	15,620	33,594
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	4,911
LT Group, Inc.	136,600	21,316
Manila Electric Company	5,260	29,461
Max's Group, Inc.	52,200	5,724
Megawide Construction Corp.	57,870	5,449
Megaworld Corp.	515,500	29,085
Metro Pacific Investments Corp.	610,300	34,964
Metro Retail Stores Group, Inc.	118,000	3,552
Metropolitan Bank & Trust Company	28,144	19,613
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Philippines (continued)
Nickel Asia Corp.	347,160	$10,420
Petron Corp.	316,900	17,678
Philex Mining Corp.	67,800	3,051
Philippine National Bank (A)	40,319	17,142
Phoenix Petroleum Philippines, Inc.	100,600	22,846
Pilipinas Shell Petroleum Corp. (A)	33,380	11,300
PLDT, Inc.	5,735	142,730
Premium Leisure Corp.	977,000	5,592
Puregold Price Club, Inc.	40,400	36,747
RFM Corp.	101,000	8,984
Rizal Commercial Banking Corp.	184,093	60,114
Robinsons Land Corp.	147,196	43,068
Robinsons Retail Holdings, Inc.	27,050	36,188
San Miguel Corp.	28,434	53,992
San Miguel Food and Beverage, Inc.	21,830	27,702
Security Bank Corp.	10,247	16,603
Semirara Mining & Power Corp.	82,220	17,890
SM Investments Corp. (A)	1,650	29,901
SM Prime Holdings, Inc. (A)	191,904	114,549
The Philippine Stock Exchange, Inc. (A)	12,074	40,955
Top Frontier Investment Holdings, Inc. (A)	24,482	64,627
Union Bank of the Philippines	300,071	318,843
Universal Robina Corp.	32,630	84,428
Vista Land & Lifescapes, Inc.	295,200	18,979
Vistamalls, Inc.	172,400	12,250
Wilcon Depot, Inc.	76,500	22,979
Poland 1.0%		2,142,204
Agora SA	6,899	13,772
Alior Bank SA (A)(B)	6,720	24,205
Amica SA (A)	1,022	27,048
Apator SA	4,522	22,425
Asseco Poland SA	858	15,648
Bank Handlowy w Warszawie SA	1,958	18,068
Bank Millennium SA (A)	25,326	15,856
Bank Polska Kasa Opieki SA	1,680	21,925
Budimex SA	1,187	66,914
CCC SA	1,846	22,387
CD Projekt SA (A)	767	77,318
Ciech SA (A)	2,152	20,300
ComArch SA	437	22,261
Cyfrowy Polsat SA	9,812	63,996
Develia SA	47,624	23,285
Dino Polska SA (A)(C)	1,595	72,771
Dom Development SA	481	10,166
Enea SA (A)	18,050	26,307
Eurocash SA (A)	6,185	28,198
Famur SA	18,129	11,170
Firma Oponiarska Debica SA	1,550	28,834
Getin Noble Bank SA (A)	162,956	10,255
Globe Trade Centre SA (A)	18,851	31,929
Grupa Azoty SA (A)	2,417	18,789
Grupa Kety SA	1,153	97,833
Grupa Lotos SA	6,937	103,021
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
Poland (continued)
ING Bank Slaski SA (A)	812	$28,315
Inter Cars SA	1,150	49,444
Jastrzebska Spolka Weglowa SA	2,183	8,971
KGHM Polska Miedz SA (A)	7,305	156,606
KRUK SA	627	15,772
LPP SA	54	92,518
Lubelski Wegiel Bogdanka SA	888	4,313
mBank SA (A)	266	14,208
Netia SA (A)	53,777	52,207
Neuca SA	461	58,721
Orange Polska SA (A)	32,489	52,628
PGE Polska Grupa Energetyczna SA (A)	22,745	27,432
PKP Cargo SA	4,841	14,593
Polski Koncern Naftowy ORLEN SA	19,195	320,301
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	39,672
Powszechna Kasa Oszczednosci Bank Polski SA	19,550	108,160
Powszechny Zaklad Ubezpieczen SA	14,477	107,867
Santander Bank Polska SA (A)	752	30,573
Tauron Polska Energia SA (A)	63,876	19,701
Warsaw Stock Exchange	2,268	23,170
Wawel SA	80	12,057
Zespol Elektrowni Patnow Adamow Konin SA (A)	5,285	10,294
Romania 0.1%		95,723
NEPI Rockcastle PLC	18,720	95,723
Russia 1.4%		2,931,135
Etalon Group PLC, GDR	2,625	3,298
Gazprom PJSC, ADR	56,275	316,028
Globaltrans Investment PLC, GDR	4,853	27,065
LUKOIL PJSC, ADR	9,323	700,482
Magnitogorsk Iron & Steel Works PJSC, GDR	5,310	39,692
Mail.Ru Group, Ltd., GDR (A)	1,868	33,517
MMC Norilsk Nickel PJSC, ADR	9,842	311,377
Mobile TeleSystems PJSC, ADR	13,877	123,367
Novatek PJSC, GDR	528	77,291
Novolipetsk Steel PJSC, GDR	3,538	68,569
PhosAgro PJSC, GDR	4,506	62,583
Polyus PJSC, GDR	827	68,442
Ros Agro PLC, GDR	1,484	13,867
Rosneft Oil Company PJSC, GDR	36,143	190,028
Rostelecom PJSC, ADR	6,378	44,124
RusHydro PJSC, ADR	28,619	26,850
Sberbank of Russia PJSC, ADR	31,315	358,244
Severstal PJSC, GDR	5,333	70,391
Tatneft PJSC, ADR	5,239	221,033
TMK PJSC, GDR	7,122	23,509
VTB Bank PJSC, GDR	56,984	56,278
X5 Retail Group NV, GDR	3,217	95,100
South Africa 4.2%		8,668,348
Absa Group, Ltd.	31,862	148,162
Adcorp Holdings, Ltd.	25,714	6,189
Advtech, Ltd.	63,637	21,411
AECI, Ltd.	12,242	50,288
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
African Oxygen, Ltd.	25,659	$24,094
African Phoenix Investments, Ltd. (A)	552,678	12,241
African Rainbow Minerals, Ltd.	10,363	100,190
Afrimat, Ltd.	16,248	28,682
Alexander Forbes Group Holdings, Ltd.	77,526	17,629
Allied Electronics Corp., Ltd., A Shares	23,300	27,619
Anglo American Platinum, Ltd.	1,878	119,079
AngloGold Ashanti, Ltd.	7,245	176,545
AngloGold Ashanti, Ltd., ADR	4,794	117,741
ArcelorMittal South Africa, Ltd. (A)	32,131	1,216
Aspen Pharmacare Holdings, Ltd. (A)	19,369	154,958
Astral Foods, Ltd.	3,430	30,178
AVI, Ltd.	24,363	99,909
Barloworld, Ltd.	19,494	74,799
Bid Corp., Ltd.	10,651	150,348
Blue Label Telecoms, Ltd. (A)	73,110	10,432
Capitec Bank Holdings, Ltd.	1,471	71,351
Cashbuild, Ltd.	1,875	12,561
Caxton & CTP Publishers & Printers, Ltd.	83,154	20,196
City Lodge Hotels, Ltd.	4,027	5,164
Clicks Group, Ltd.	16,964	225,285
Coronation Fund Managers, Ltd.	17,193	37,679
Curro Holdings, Ltd.	21,916	9,236
DataTec, Ltd.	15,352	22,523
Dis-Chem Pharmacies, Ltd. (C)	12,218	12,890
Discovery, Ltd.	21,150	118,958
Distell Group Holdings, Ltd.	2,740	12,664
enX Group, Ltd. (A)	8,796	2,459
Exxaro Resources, Ltd.	18,381	130,382
Famous Brands, Ltd.	5,195	10,270
FirstRand, Ltd.	175,801	403,724
Gold Fields, Ltd., ADR	82,777	639,038
Grand Parade Investments, Ltd. (A)	66,516	8,365
Grindrod, Ltd.	70,015	12,166
Harmony Gold Mining Company, Ltd., ADR (A)	34,532	114,992
Hudaco Industries, Ltd.	5,058	16,797
Impala Platinum Holdings, Ltd.	32,983	220,107
Imperial Logistics, Ltd.	16,702	37,280
Investec, Ltd.	14,490	25,487
Invicta Holdings, Ltd. (A)	10,662	2,483
Italtile, Ltd.	38,046	21,914
JSE, Ltd.	3,574	24,311
KAP Industrial Holdings, Ltd.	207,408	25,631
Kumba Iron Ore, Ltd.	3,105	83,857
Lewis Group, Ltd.	15,881	13,249
Liberty Holdings, Ltd.	13,913	49,466
Life Healthcare Group Holdings, Ltd.	132,612	137,755
Long4Life, Ltd. (A)	66,103	11,489
Massmart Holdings, Ltd. (A)	16,996	20,769
Metair Investments, Ltd.	21,395	16,536
MiX Telematics, Ltd., ADR	2,273	19,434
Momentum Metropolitan Holdings	106,013	104,094
Motus Holdings, Ltd.	12,498	19,765
Mpact, Ltd.	30,462	16,126
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
South Africa (continued)
Mr. Price Group, Ltd.	12,178	$90,644
MTN Group, Ltd.	125,587	389,312
MultiChoice Group, Ltd. (A)	21,699	107,208
Murray & Roberts Holdings, Ltd.	132,715	31,308
Nampak, Ltd. (A)	75,737	5,026
Naspers, Ltd., N Shares	4,877	793,941
Nedbank Group, Ltd.	24,080	136,294
Netcare, Ltd.	123,309	99,759
Ninety One, Ltd. (A)	7,245	17,956
Northam Platinum, Ltd. (A)	21,500	134,897
Novus Holdings, Ltd.	5,844	332
Oceana Group, Ltd.	6,345	20,942
Old Mutual, Ltd.	159,091	102,084
Omnia Holdings, Ltd. (A)	25,387	21,683
Pepkor Holdings, Ltd. (C)	13,093	8,925
Peregrine Holdings, Ltd.	28,331	29,203
Pick n Pay Stores, Ltd.	30,615	92,864
PPC, Ltd. (A)	133,079	5,238
PSG Group, Ltd.	7,268	66,945
Raubex Group, Ltd.	23,582	24,957
RCL Foods, Ltd.	10,269	5,382
Reunert, Ltd.	18,429	45,598
RFG Holdings, Ltd.	25,474	21,671
Royal Bafokeng Platinum, Ltd. (A)	21,494	43,399
Sanlam, Ltd.	52,020	168,025
Santam, Ltd.	2,914	44,898
Sappi, Ltd. (A)	59,840	86,461
Sasol, Ltd. (A)	20,349	106,544
Shoprite Holdings, Ltd.	24,189	142,581
Sibanye Stillwater, Ltd., ADR (A)	22,108	162,273
Spur Corp., Ltd.	15,386	14,435
Standard Bank Group, Ltd.	74,488	433,566
Steinhoff International Holdings NV (A)(B)	277,666	16,046
Sun International, Ltd. (A)	18,286	8,707
Super Group, Ltd. (A)	32,550	31,290
Telkom SA SOC, Ltd.	31,617	31,973
The Bidvest Group, Ltd.	28,575	248,042
The Foschini Group, Ltd.	16,894	60,576
The SPAR Group, Ltd.	10,952	109,493
Tiger Brands, Ltd.	11,117	99,435
Tongaat Hulett, Ltd. (A)	16,506	5,665
Transaction Capital, Ltd.	37,010	36,095
Trencor, Ltd.	22,683	10,299
Truworths International, Ltd.	25,703	45,927
Tsogo Sun Gaming, Ltd.	46,649	5,695
Vodacom Group, Ltd.	37,184	266,974
Wilson Bayly Holmes-Ovcon, Ltd.	6,887	37,611
Woolworths Holdings, Ltd.	55,674	92,006
South Korea 14.3%		29,524,272
Able C&C Company, Ltd. (A)	359	2,679
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,619
Advanced Nano Products Company, Ltd.	473	6,408
Advanced Process Systems Corp.	1,012	20,649
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Aekyung Petrochemical Company, Ltd.	1,138	$6,397
AfreecaTV Company, Ltd.	660	31,503
Ahnlab, Inc.	288	12,928
AJ Networks Company, Ltd.	3,192	9,683
Ajin Industrial Company, Ltd. (A)	2,965	5,691
AK Holdings, Inc.	593	10,422
ALUKO Company, Ltd. (A)	3,314	5,279
Amorepacific Corp.	521	68,819
AMOREPACIFIC Group	901	42,249
Aprogen KIC, Inc. (A)	1,612	3,992
Asia Cement Company, Ltd.	198	9,531
Asia Paper Manufacturing Company, Ltd.	752	18,931
Aurora World Corp.	555	4,403
Austem Company, Ltd.	1,208	1,723
Baiksan Company, Ltd.	1,511	7,134
Bcworld Pharm Company, Ltd.	17	270
BGF Company, Ltd.	2,408	8,745
BGF retail Company, Ltd.	358	48,312
BH Company, Ltd. (A)	1,811	25,698
Binex Company, Ltd. (A)	1,385	13,981
Binggrae Company, Ltd.	278	14,161
BioSmart Company, Ltd.	1,334	4,938
Biovill Company, Ltd. (A)(D)	4,344	5,735
BIT Computer Company, Ltd.	489	4,598
BNK Financial Group, Inc.	10,877	44,776
Boditech Med, Inc.	681	12,106
Bookook Securities Company, Ltd.	368	5,715
Boryung Pharmaceutical Company, Ltd.	635	7,590
Bosung Power Technology Company, Ltd. (A)	1,899	2,701
Busan City Gas Company, Ltd.	186	5,463
Byucksan Corp. (A)	3,406	5,123
Capro Corp. (A)	3,485	8,516
Caregen Company, Ltd.	219	12,661
Cell Biotech Company, Ltd.	375	4,826
Celltrion Pharm, Inc. (A)	438	32,551
Celltrion, Inc. (A)(B)	2,860	495,204
Cheil Worldwide, Inc.	2,237	30,073
Chemtronics Company, Ltd.	1,041	10,402
Cheryong Electric Company, Ltd.	496	2,359
ChinHung International, Inc. (A)	1,998	3,350
Choa Pharmaceutical Company (A)	887	3,933
Chong Kun Dang Pharmaceutical Corp.	517	39,491
Chongkundang Holdings Corp.	208	20,116
Chosun Refractories Company, Ltd.	99	5,940
Chungdahm Learning, Inc.	580	9,392
CJ CGV Company, Ltd. (A)	706	13,283
CJ CheilJedang Corp.	394	94,685
CJ Corp.	1,166	86,807
CJ ENM Company, Ltd.	738	72,462
CJ Freshway Corp.	785	11,878
CJ Logistics Corp. (A)	437	56,927
Clean & Science Company, Ltd.	436	9,977
CMG Pharmaceutical Company, Ltd. (A)	4,018	13,272
Com2uS Corp.	423	36,289
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
South Korea (continued)
Coreana Cosmetics Company, Ltd. (A)	428	$1,632
COSMAX NBT, Inc. (A)	1,250	5,671
Cosmax, Inc.	417	29,856
Cosmochemical Company, Ltd. (A)	950	6,580
COSON Company, Ltd. (A)	581	2,489
Coway Company, Ltd.	1,927	103,771
COWELL FASHION Company, Ltd.	3,245	15,396
CS Wind Corp.	207	7,018
CTC BIO, Inc. (A)	644	4,270
Cuckoo Holdings Company, Ltd.	129	9,042
Cuckoo Homesys Company, Ltd.	761	24,973
D.I. Corp.	851	2,583
Dae Dong Industrial Company, Ltd.	657	2,769
Dae Han Flour Mills Company, Ltd.	120	12,893
Dae Hwa Pharmaceutical Company, Ltd.	763	6,743
Dae Won Kang Up Company, Ltd.	3,502	8,681
Dae Young Packaging Company, Ltd. (A)	4,196	3,757
Daea TI Company, Ltd.	1,930	9,154
Daehan New Pharm Company, Ltd. (A)	1,118	9,321
Daehan Steel Company, Ltd.	1,190	7,120
Daejoo Electronic Materials Company, Ltd. (A)	405	9,899
Daekyo Company, Ltd.	3,192	11,739
Daelim Industrial Company, Ltd.	1,867	139,710
Daesang Corp.	1,153	23,440
Daesang Holdings Company, Ltd.	1,433	8,900
Daewon Cable Company, Ltd. (A)	2,197	1,887
Daewon Pharmaceutical Company, Ltd.	679	8,417
Daewon San Up Company, Ltd.	1,661	7,055
Daewoo Engineering & Construction Company, Ltd. (A)	10,866	33,748
Daewoong Company, Ltd.	1,309	18,281
Daewoong Pharmaceutical Company, Ltd.	135	11,212
Daihan Pharmaceutical Company, Ltd.	428	10,385
Daishin Securities Company, Ltd.	1,799	14,447
Daou Data Corp.	1,820	20,261
Daou Technology, Inc.	1,699	25,205
Dasan Networks, Inc. (A)	946	5,756
Dawonsys Company, Ltd.	926	11,873
DB Financial Investment Company, Ltd.	3,443	9,485
DB HiTek Company, Ltd.	2,268	52,834
DB Insurance Company, Ltd.	5,286	185,864
DB, Inc. (A)	6,345	3,852
Deutsch Motors, Inc. (A)	2,601	15,579
DGB Financial Group, Inc.	6,891	29,411
DHP Korea Company, Ltd.	549	3,327
DI Dong Il Corp.	112	5,841
DIO Corp. (A)	618	13,682
DMS Company, Ltd.	2,801	12,049
Dong A Eltek Company, Ltd.	876	5,043
Dong-A ST Company, Ltd.	230	16,147
Dong-Ah Geological Engineering Company, Ltd.	855	11,817
Dongjin Semichem Company, Ltd.	1,855	26,964
DongKook Pharmaceutical Company, Ltd.	356	27,759
Dongkuk Steel Mill Company, Ltd. (A)	7,284	25,192
Dongsuh Companies, Inc.	1,160	15,671
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
DONGSUNG Corp.	982	$3,408
Dongsung Finetec Company, Ltd.	639	5,179
Dongwha Pharmaceutical Company, Ltd.	1,513	14,170
Dongwon Development Company, Ltd.	8,327	24,316
Dongwon F&B Company, Ltd.	69	10,932
Dongwon Industries Company, Ltd.	102	18,603
Dongwon Systems Corp.	324	6,291
Doosan Bobcat, Inc.	2,428	46,637
Doosan Company, Ltd.	217	6,612
Doosan Fuel Cell Company, Ltd. (A)	727	8,816
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,131	35,215
Doosan Infracore Company, Ltd. (A)	12,806	54,060
Doosan Solus Company, Ltd. (A)	400	13,434
DoubleUGames Company, Ltd.	350	18,968
Douzone Bizon Company, Ltd.	1,172	113,959
Duk San Neolux Company, Ltd. (A)	786	20,323
DY Corp.	2,484	8,175
DY POWER Corp.	1,051	7,594
e Tec E&C, Ltd.	168	11,585
E1 Corp.	642	18,545
Easy Bio, Inc. (D)	4,817	16,569
Ecopro Company, Ltd.	781	15,484
Ehwa Technologies Information Company, Ltd. (A)	41,722	5,716
E-MART, Inc.	688	63,284
EM-Tech Company, Ltd. (A)	1,048	7,151
EMW Company, Ltd. (A)(D)	8,120	13,670
Eo Technics Company, Ltd.	333	23,792
Estechpharma Company, Ltd.	422	3,418
Eugene Corp.	3,338	10,760
Eugene Investment & Securities Company, Ltd.	7,899	18,371
Eugene Technology Company, Ltd.	1,539	26,826
F&F Company, Ltd.	346	27,862
Feelux Company, Ltd. (A)	1,369	5,457
Fila Holdings Corp.	1,790	55,869
Fine Semitech Corp.	1,874	19,802
Foosung Company, Ltd.	2,863	18,561
Fursys, Inc.	336	7,674
Gabia, Inc.	1,060	12,829
Gamevil, Inc. (A)	325	7,162
Geumhwa PSC Company, Ltd.	327	7,326
GNCO Company, Ltd. (A)	3,240	3,395
GOLFZON Company, Ltd.	304	18,385
Grand Korea Leisure Company, Ltd.	2,113	25,557
Green Cross Cell Corp.	117	3,965
Green Cross Corp.	186	21,248
Green Cross Holdings Corp.	976	16,875
GS Engineering & Construction Corp.	4,553	105,398
GS Global Corp. (A)	4,428	6,129
GS Holdings Corp.	4,858	148,278
GS Home Shopping, Inc.	189	18,237
GS Retail Company, Ltd.	1,539	53,036
Halla Holdings Corp.	659	16,923
Hana Financial Group, Inc.	7,654	184,934
Hana Tour Service, Inc.	594	19,584
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
South Korea (continued)
Hanall Biopharma Company, Ltd. (A)	1,203	$26,139
Hancom, Inc. (A)	1,410	13,695
Handok, Inc.	440	8,385
Handsome Company, Ltd.	592	14,490
Hanil Cement Company, Ltd.	130	8,522
Hanil Holdings Company, Ltd.	261	9,916
Hanil Hyundai Cement Company, Ltd.	101	2,428
Hanjin Heavy Industries & Construction Company, Ltd. (A)	3,306	15,545
Hanjin Kal Corp.	579	40,444
Hanjin Transportation Company, Ltd.	479	20,838
Hankook Shell Oil Company, Ltd.	74	15,143
Hankook Tire & Technology Company, Ltd.	5,223	99,269
Hanmi Pharm Company, Ltd.	190	36,497
Hanmi Science Company, Ltd.	363	8,078
HanmiGlobal Company, Ltd.	473	3,096
Hanon Systems	7,452	58,758
Hans Biomed Corp.	412	7,103
Hansae Company, Ltd.	698	7,527
Hansae Yes24 Holdings Company, Ltd.	769	3,214
Hanshin Construction Company, Ltd.	985	11,159
Hansol Chemical Company, Ltd.	596	47,116
Hansol Holdings Company, Ltd. (A)	6,093	15,118
Hansol Paper Company, Ltd.	1,635	19,149
Hanssem Company, Ltd.	268	18,341
Hanwha Aerospace Company, Ltd. (A)	1,538	30,326
Hanwha Corp.	1,297	21,166
Hanwha General Insurance Company, Ltd. (A)	6,667	12,445
Hanwha Investment & Securities Company, Ltd. (A)	11,414	15,938
Hanwha Life Insurance Company, Ltd.	25,921	32,077
Hanwha Solutions Corp.	4,198	55,098
Hanyang Eng Company, Ltd.	1,161	9,843
Hanyang Securities Company, Ltd.	2	11
Harim Holdings Company, Ltd.	2,199	12,642
HB Technology Company, Ltd.	4,557	8,665
HDC Holdings Company, Ltd.	2,820	21,701
HDC I-Controls Company, Ltd.	262	1,931
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	15,682
Hite Jinro Company, Ltd.	899	26,154
Hitejinro Holdings Company, Ltd.	5	66
HJ Magnolia Yongpyong Hotel & Resort Corp. (A)	1,056	4,003
HLB, Inc. (A)	472	43,268
HMM Company, Ltd. (A)	10,849	41,587
Homecast Company, Ltd. (A)	1,134	3,331
Hotel Shilla Company, Ltd.	1,652	106,176
HS Industries Company, Ltd.	3,265	22,376
HS R&A Company, Ltd.	5,930	7,805
HSD Engine Company, Ltd. (A)	1,919	7,019
Huchems Fine Chemical Corp.	1,256	17,192
Hugel, Inc. (A)	57	17,030
Humax Company, Ltd. (A)	1,565	4,040
Humedix Company, Ltd.	475	8,328
Huneed Technologies (A)	2,215	10,776
Huons Company, Ltd.	1,021	40,276
Huons Global Company, Ltd.	1,861	46,988
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Huvis Corp.	1,370	$7,645
Huvitz Company, Ltd.	672	4,003
Hwa Shin Company, Ltd.	1,306	2,246
Hwajin Company, Ltd. (A)(D)	8,174	18,177
HwaSung Industrial Company, Ltd.	1,690	14,789
Hy-Lok Corp.	1,026	10,989
Hyosung Advanced Materials Corp. (A)	243	16,389
Hyosung Chemical Corp.	174	15,847
Hyosung Corp.	456	24,868
Hyosung Heavy Industries Corp. (A)	591	8,276
Hyosung TNC Company, Ltd.	189	20,128
Hyundai Bioscience Company, Ltd. (A)	1,208	10,748
Hyundai BNG Steel Company, Ltd.	218	1,297
Hyundai Construction Equipment Company, Ltd. (A)	1,282	20,201
Hyundai Corp.	702	8,313
Hyundai Corp. Holdings, Inc.	587	4,744
Hyundai Department Store Company, Ltd.	380	19,685
Hyundai Electric & Energy System Company, Ltd. (A)	1,095	7,359
Hyundai Elevator Company, Ltd.	631	32,361
Hyundai Engineering & Construction Company, Ltd.	2,493	69,132
Hyundai Glovis Company, Ltd.	1,062	97,237
Hyundai Greenfood Company, Ltd.	3,412	22,916
Hyundai Heavy Industries Holdings Company, Ltd.	407	89,298
Hyundai Home Shopping Network Corp.	441	23,918
Hyundai Livart Furniture Company, Ltd.	1,313	14,909
Hyundai Marine & Fire Insurance Company, Ltd.	5,989	117,616
Hyundai Mipo Dockyard Company, Ltd.	934	25,785
Hyundai Mobis Company, Ltd.	1,415	226,877
Hyundai Motor Company	3,923	311,911
Hyundai Pharmaceutical Company, Ltd.	1,136	4,668
Hyundai Rotem Company, Ltd. (A)	3,180	40,591
Hyundai Steel Company	2,774	49,259
Hyundai Telecommunication Company, Ltd.	353	1,911
Hyundai Wia Corp.	1,183	35,921
IHQ, Inc. (A)	4,680	5,904
Il Dong Pharmaceutical Company, Ltd. (A)	2,377	26,591
Iljin Diamond Company, Ltd.	359	7,978
Iljin Materials Company, Ltd.	546	20,688
Ilshin Spinning Company, Ltd.	170	7,807
Ilyang Pharmaceutical Company, Ltd.	639	24,763
iMarketKorea, Inc.	1,567	13,554
Industrial Bank of Korea	10,089	67,763
Innocean Worldwide, Inc.	383	16,023
Innox Advanced Materials Company, Ltd. (A)	1,959	59,317
Inscobee, Inc. (A)	4,497	8,702
Insun ENT Company, Ltd. (A)	1,874	12,983
Interojo Company, Ltd.	1,072	20,613
Interpark Holdings Corp.	2,562	3,830
INTOPS Company, Ltd.	1,885	15,851
IS Dongseo Company, Ltd.	1,458	36,364
i-SENS, Inc.	526	10,487
ISU Chemical Company, Ltd.	968	7,616
IsuPetasys Company, Ltd.	1,131	3,236
It's Hanbul Company, Ltd.	350	3,984
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
South Korea (continued)
Jahwa Electronics Company, Ltd. (A)	827	$4,894
Jayjun Cosmetic Company, Ltd. (A)	1,190	2,671
JB Financial Group Company, Ltd.	11,063	42,598
Jcontentree Corp. (A)	206	4,974
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd. (A)	631	9,732
Jinsung T.E.C.	2,276	11,121
JS Corp.	384	2,318
Jusung Engineering Company, Ltd.	2,598	11,400
JVM Company, Ltd.	109	3,138
JW Life Science Corp.	981	13,992
JW Pharmaceutical Corp.	597	16,761
JYP Entertainment Corp.	1,091	20,245
Kakao Corp.	431	92,046
Kanglim Company, Ltd. (A)	1,810	2,603
Kangnam Jevisco Company, Ltd.	439	5,555
Kangwon Land, Inc.	3,110	61,095
KAON Media Company, Ltd.	349	1,715
KB Financial Group, Inc.	14,219	388,052
KC Company, Ltd.	858	12,761
KC Tech Company, Ltd.	460	7,602
KCC Corp.	194	22,587
KCC Engineering & Construction Company, Ltd.	812	4,422
KCC Glass Corp. (A)	183	4,569
KEPCO Engineering & Construction Company, Inc.	427	5,736
KEPCO Plant Service & Engineering Company, Ltd.	1,384	34,597
KEYEAST Company, Ltd. (A)	1,106	12,451
Kginicis Company, Ltd.	1,735	32,692
KGMobilians Company, Ltd.	1,431	9,561
KH Vatec Company, Ltd. (A)	1,223	20,655
Kia Motors Corp.	9,604	267,054
KISCO Corp.	2,054	7,319
KISCO Holdings Company, Ltd.	939	8,707
KISWIRE, Ltd.	1,181	13,771
KIWOOM Securities Company, Ltd.	814	52,105
KMH Company, Ltd.	601	3,348
KMW Company, Ltd. (A)	436	20,622
Kodaco Company, Ltd. (A)(D)	7,499	13,291
Koentec Company, Ltd.	2,009	16,262
Koh Young Technology, Inc.	486	36,791
Kolmar BNH Company, Ltd.	1,146	37,514
Kolmar Korea Holdings Company, Ltd.	571	10,412
Kolon Industries, Inc.	1,191	32,052
Korea Aerospace Industries, Ltd.	1,205	24,769
Korea Asset In Trust Company, Ltd.	15,957	34,310
Korea Autoglass Corp.	1,054	11,224
Korea Circuit Company, Ltd. (A)	1,133	8,295
Korea District Heating Corp. (A)	413	13,081
Korea Electric Power Corp. (A)	7,825	137,212
Korea Electric Terminal Company, Ltd.	438	12,503
Korea Gas Corp.	1,625	39,352
Korea Investment Holdings Company, Ltd.	2,507	107,401
Korea Line Corp. (A)	1,420	19,911
Korea Materials & Analysis Corp. (A)	1,090	1,391
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Korea Petrochemical Industrial Company, Ltd.	246	$25,961
Korea Real Estate Investment & Trust Company, Ltd.	13,600	20,417
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	826	60,921
Korea United Pharm, Inc.	596	9,454
Korea Zinc Company, Ltd.	267	81,774
Korean Air Lines Company, Ltd. (A)	3,868	65,100
Korean Reinsurance Company	5,180	31,000
Kortek Corp.	1,000	7,550
KPM Tech Company, Ltd. (A)	4,649	2,620
KPX Chemical Company, Ltd.	134	5,418
KSS LINE, Ltd.	3,146	19,626
KT Corp.	1,250	24,507
KT Skylife Company, Ltd.	2,656	17,286
KT&G Corp.	2,995	203,266
Kukdo Chemical Company, Ltd.	223	7,102
Kumho Industrial Company, Ltd.	1,164	6,514
Kumho Petrochemical Company, Ltd.	1,219	70,139
Kumho Tire Company, Inc. (A)	6,125	14,598
Kwang Dong Pharmaceutical Company, Ltd.	1,959	11,449
Kyeryong Construction Industrial Company, Ltd.	847	11,808
Kyongbo Pharmaceutical Company, Ltd.	455	2,955
Kyung Dong Navien Company, Ltd.	334	10,454
Kyungbang Company, Ltd.	1,157	13,101
Kyung-In Synthetic Corp.	2,070	11,914
L&F Company, Ltd.	652	12,493
Leaders Cosmetics Company, Ltd. (A)	484	1,505
LEENO Industrial, Inc.	515	40,365
LF Corp.	1,828	20,061
LG Chem, Ltd.	911	288,749
LG Corp.	2,246	114,806
LG Display Company, Ltd., ADR (A)	22,102	93,712
LG Electronics, Inc.	7,463	358,834
LG Hausys, Ltd.	473	26,094
LG HelloVision Company, Ltd.	2,843	10,016
LG Household & Health Care, Ltd.	315	349,125
LG Innotek Company, Ltd.	920	110,229
LG International Corp.	2,319	29,416
LG Uplus Corp.	10,357	110,305
LIG Nex1 Company, Ltd.	395	11,462
Lion Chemtech Company, Ltd.	824	5,466
Livefinancial Company, Ltd. (A)	1,085	1,388
Lock&Lock Company, Ltd. (A)	920	9,086
Lotte Chemical Corp.	446	68,013
Lotte Chilsung Beverage Company, Ltd.	242	20,248
Lotte Confectionery Company, Ltd.	114	11,164
Lotte Corp.	1,028	28,526
LOTTE Fine Chemical Company, Ltd.	1,260	38,662
Lotte Food Company, Ltd.	33	9,636
LOTTE Himart Company, Ltd.	604	13,450
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	9,841
Lotte Shopping Company, Ltd.	386	27,857
LS Corp.	896	27,168
LS Industrial Systems Company, Ltd.	999	36,884
Maeil Dairies Company, Ltd.	256	16,756
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
South Korea (continued)
Maeil Holdings Company, Ltd.	480	$3,478
Mando Corp.	2,262	49,006
Mcnex Company, Ltd.	1,165	30,221
Medience Comapny, Ltd. (A)(D)	476	1,612
Medy-Tox, Inc.	1,274	174,951
Meerecompany, Inc.	737	18,325
MegaStudyEdu Company, Ltd.	785	24,838
Meritz Financial Group, Inc.	3,755	30,531
Meritz Fire & Marine Insurance Company, Ltd.	4,421	52,008
Meritz Securities Company, Ltd.	19,208	51,198
Minwise Company, Ltd.	1,182	14,045
Mirae Asset Daewoo Company, Ltd.	10,763	53,954
Mirae Asset Life Insurance Company, Ltd.	6,888	17,005
MK Electron Company, Ltd.	1,581	9,858
Modetour Network, Inc.	724	7,220
Moorim P&P Company, Ltd.	2,438	5,982
Multicampus Company, Ltd.	178	4,612
MyungMoon Pharm Company, Ltd. (A)	862	4,838
Namhae Chemical Corp.	1,084	6,894
Namyang Dairy Products Company, Ltd.	49	11,847
Nasmedia Company, Ltd.	634	15,759
NAVER Corp.	2,187	399,978
NCSoft Corp.	251	160,334
NeoPharm Company, Ltd.	409	12,348
NEPES Corp.	1,937	51,301
Netmarble Corp. (A)(C)	311	23,236
New Power Plasma Company, Ltd. (A)	1,100	3,543
Nexen Corp.	3,411	11,855
Nexen Tire Corp.	4,056	19,351
NextEye Company, Ltd. (A)	397	417
NH Investment & Securities Company, Ltd.	3,814	30,135
NHN Corp. (A)	665	46,985
NHN KCP Corp.	1,022	43,599
NICE Holdings Company, Ltd.	1,125	19,853
Nice Information & Telecommunication, Inc.	598	14,023
NICE Information Service Company, Ltd.	1,825	26,903
NICE Total Cash Management Company, Ltd.	2,194	12,230
Nong Woo Bio Company, Ltd.	564	4,842
NongShim Company, Ltd.	117	29,833
NOROO Paint & Coatings Company, Ltd.	430	2,555
OCI Company, Ltd. (A)	554	17,717
Opto Device Technology Company, Ltd.	373	1,283
OPTRON-TEC, Inc.	2,457	10,208
Orion Holdings Corp.	1,265	14,393
Osstem Implant Company, Ltd. (A)	379	9,581
Ottogi Corp.	37	16,506
Paik Kwang Industrial Company, Ltd.	3,130	7,044
Pan Ocean Company, Ltd. (A)	9,495	27,546
Pan-Pacific Company, Ltd.	5,799	9,799
Paradise Company, Ltd.	1,307	15,413
Partron Company, Ltd.	4,282	29,743
Pearl Abyss Corp. (A)	209	34,542
PHARMA RESEARCH PRODUCTS Company, Ltd.	170	7,245
Pharmicell Company, Ltd. (A)	1,235	24,036
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
PNE Solution Company, Ltd. (A)	529	$6,936
Poonglim Industrial Company, Ltd. (A)(D)	276	18
Poongsan Corp.	1,263	20,274
Poongsan Holdings Corp.	406	9,061
POSCO	2,984	439,012
POSCO Chemical Company, Ltd.	848	38,207
Posco ICT Company, Ltd.	4,009	15,499
Posco International Corp.	3,312	42,928
Posco M-Tech Company, Ltd.	2,114	9,888
Power Logics Company, Ltd.	1,809	11,299
Protec Company, Ltd.	1,269	14,263
PSK, Inc.	1,236	22,824
Pulmuone Company, Ltd.	2,010	25,143
Pyeong Hwa Automotive Company, Ltd.	901	4,355
RFHIC Corp.	538	15,769
S&T Dynamics Company, Ltd.	7,663	33,456
S&T Holdings Company, Ltd.	302	3,614
S&T Motiv Company, Ltd.	643	20,840
S.Y. Company, Ltd. (A)	981	3,208
S-1 Corp.	1,084	81,518
Sam Chun Dang Pharm Company, Ltd.	567	19,098
Sam Young Electronics Company, Ltd.	1,158	7,621
Sam Yung Trading Company, Ltd.	1,857	21,333
Sambon Electronics Company, Ltd. (A)	1,293	1,765
Samchully Company, Ltd.	240	12,648
Samho Development Company, Ltd.	1,773	6,582
Samho International Company, Ltd.	32	556
Samick THK Company, Ltd.	534	4,972
Samjin Pharmaceutical Company, Ltd.	502	11,239
Sammok S-Form Company, Ltd.	1,048	6,298
SAMPYO Cement Company, Ltd.	2,549	7,325
Samsung Biologics Company, Ltd. (A)(C)	97	48,908
Samsung C&T Corp.	1,210	97,244
Samsung Card Company, Ltd.	1,362	32,574
Samsung Electro-Mechanics Company, Ltd.	2,070	210,057
Samsung Electronics Company, Ltd.	237,037	9,762,625
Samsung Engineering Company, Ltd. (A)	7,831	76,935
Samsung Fire & Marine Insurance Company, Ltd.	1,597	235,986
Samsung Heavy Industries Company, Ltd. (A)	16,315	63,745
Samsung Life Insurance Company, Ltd.	1,740	64,517
Samsung Pharmaceutical Company, Ltd. (A)(B)	3,416	10,806
Samsung SDI Company, Ltd.	549	159,850
Samsung SDS Company, Ltd.	912	140,849
Samsung Securities Company, Ltd.	2,538	57,617
SAMT Company, Ltd.	5,773	9,766
Samwha Capacitor Company, Ltd.	526	22,943
Samyang Corp.	486	16,931
Samyang Foods Company, Ltd.	292	27,979
Samyang Holdings Corp.	435	20,311
Samyang Tongsang Company, Ltd.	232	10,080
Sang-A Frontec Company, Ltd.	430	6,151
Sangsangin Company, Ltd.	3,162	19,587
Sangsin Energy Display Precision Company, Ltd.	990	7,219
SaraminHR Company, Ltd.	326	6,774
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Korea (continued)
SBS Media Holdings Company, Ltd. (A)	945	$1,433
S-Connect Company, Ltd. (A)	6,872	10,785
Seah Besteel Corp.	1,593	12,534
SeAH Holdings Corp.	94	5,344
SeAH Steel Corp.	352	14,557
Sebang Company, Ltd.	1,104	9,241
Sebang Global Battery Company, Ltd.	496	11,518
Seegene, Inc.	879	83,123
Sejong Industrial Company, Ltd.	995	4,416
Seobu T&D (A)	4,436	23,855
Seohan Company, Ltd.	9,774	8,074
Seohee Construction Company, Ltd.	18,520	17,782
Seojin System Company, Ltd.	696	15,264
Seoul Semiconductor Company, Ltd.	1,598	18,053
SEOWONINTECH Company, Ltd.	540	3,201
Seoyon E-Hwa Company, Ltd.	105	307
Sewon Cellontech Company, Ltd. (A)	2,245	5,538
SEWOONMEDICAL Company, Ltd.	1,931	4,851
SFA Engineering Corp.	833	23,893
SFA Semicon Company, Ltd. (A)	6,891	30,967
SFC Company, Ltd. (A)(D)	3,804	5,575
SH Energy & Chemical Company, Ltd. (A)	2,681	1,980
Shin Poong Pharmaceutical Company, Ltd. (A)	1,448	25,406
Shindaeyang Paper Company, Ltd.	237	11,119
Shinhan Financial Group Company, Ltd.	14,173	346,415
Shinhan Financial Group Company, Ltd., ADR (B)	2,734	66,983
Shinsegae Engineering & Construction Company, Ltd.	261	4,921
Shinsegae Food Company, Ltd.	212	10,325
Shinsegae International, Inc.	109	17,248
Shinsegae, Inc.	301	59,748
Shinyoung Securities Company, Ltd.	686	24,757
SHOWBOX Corp.	5,970	13,257
Silicon Works Company, Ltd.	652	19,564
SIMMTECH Company, Ltd.	1,953	17,999
Sindoh Company, Ltd.	703	14,431
SK Bioland Company, Ltd.	727	19,417
SK Chemicals Company, Ltd.	424	31,587
SK D&D Company, Ltd.	481	10,100
SK Discovery Company, Ltd.	1,163	26,763
SK Gas, Ltd.	462	28,509
SK Holdings Company, Ltd.	1,346	260,968
SK Hynix, Inc.	22,693	1,504,832
SK Innovation Company, Ltd.	2,574	247,879
SK Materials Company, Ltd.	267	35,022
SK Networks Company, Ltd.	9,038	37,984
SK Securities Company, Ltd.	33,889	17,529
SK Telecom Company, Ltd.	644	112,476
SKC Company, Ltd.	1,009	46,721
SKCKOLONPI, Inc.	558	14,257
SL Corp. (D)	916	10,399
SM Entertainment Company, Ltd. (A)	668	14,092
S-MAC Company, Ltd. (A)	13,579	16,097
S-Oil Corp.	823	47,238
Songwon Industrial Company, Ltd.	862	10,108
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Soulbrain Company, Ltd.	450	$29,474
SPC Samlip Company, Ltd.	232	13,169
Spigen Korea Company, Ltd.	296	15,747
Ssangyong Cement Industrial Company, Ltd.	4,522	18,562
Ssangyong Motor Company (A)	3,936	5,171
ST Pharm Company, Ltd. (A)	358	10,666
Suheung Company, Ltd.	920	39,995
SundayToz Corp. (A)	201	4,125
Sung Kwang Bend Company, Ltd.	2,199	13,647
Sungshin Cement Company, Ltd.	1,538	9,060
Sungwoo Hitech Company, Ltd.	6,093	14,181
Sunjin Company, Ltd.	1,060	8,542
Sunny Electronics Corp. (A)	1,058	2,905
Suprema, Inc. (A)	225	6,641
Synopex, Inc. (A)	6,863	16,366
Systems Technology, Inc.	787	10,622
Tae Kyung Industrial Company, Ltd.	604	2,404
Taekwang Industrial Company, Ltd.	45	26,974
Taeyoung Engineering & Construction Company, Ltd.	4,251	53,433
Taihan Electric Wire Company, Ltd. (A)	15,121	9,440
Taihan Fiberoptics Company, Ltd. (A)	3,088	9,513
Taihan Textile Company, Ltd. (A)	263	4,607
TechWing, Inc.	1,236	17,414
Telcon RF Pharmaceutical, Inc. (A)	4,349	15,515
Telechips, Inc.	543	3,693
Theragen Etex Company, Ltd. (A)	1,048	9,772
TK Chemical Corp. (A)	4,083	7,652
TK Corp.	1,609	11,115
Tokai Carbon Korea Company, Ltd.	315	21,337
Tongyang Life Insurance Company, Ltd.	7,524	17,889
Tongyang, Inc.	13,328	15,454
Tonymoly Company, Ltd. (A)	241	2,015
Top Engineering Company, Ltd.	1,152	8,326
Toptec Company, Ltd.	1,541	28,818
Tovis Company, Ltd.	2,914	16,293
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	14,109
Unison Company, Ltd. (A)	101	165
Value Added Technology Company, Ltd.	533	9,703
Webzen, Inc. (A)	1,268	18,803
Whanin Pharmaceutical Company, Ltd.	637	6,954
WiSoL Company, Ltd.	1,676	15,025
WIZIT Company, Ltd. (A)	3,288	1,754
WONIK CUBE Corp. (A)	1,133	1,461
Wonik Holdings Company, Ltd. (A)	3,450	12,237
WONIK IPS Company, Ltd. (A)	731	19,297
Woori Financial Group, Inc.	11,908	87,871
Woori Investment Bank Company, Ltd. (A)	13,076	5,974
Woori Technology, Inc. (A)	3,129	2,075
Woorison F&G Company, Ltd.	2,437	4,860
Woory Industrial Company, Ltd.	508	7,675
Y G-1 Company, Ltd.	2,396	9,177
YG Entertainment, Inc. (A)	319	7,666
YJM Games Company, Ltd. (A)	1,588	2,023
Young Poong Corp.	45	18,577
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
Youngone Corp.	961	$23,874
Youngone Holdings Company, Ltd.	879	29,621
Yuanta Securities Korea Company, Ltd. (A)	8,310	17,987
Yuhan Corp.	790	33,237
YuHwa Securities Company, Ltd.	10,955	19,938
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	15,143
Zeus Company, Ltd.	624	4,910
Spain 0.0%		27,669
AmRest Holdings SE (A)	4,225	27,669
Taiwan 16.7%		34,502,099
Ability Enterprise Company, Ltd.	24,782	9,831
Ability Opto-Electronics Technology Company, Ltd.	6,753	8,727
Accton Technology Corp.	19,796	159,567
Acer, Inc.	116,510	63,550
Acter Group Corp., Ltd.	3,550	24,701
Advanced Ceramic X Corp.	2,000	20,954
Advanced Optoelectronic Technology, Inc. (A)	9,000	5,319
Advancetek Enterprise Company, Ltd.	32,761	19,450
Advantech Company, Ltd.	8,854	87,851
Aerospace Industrial Development Corp.	48,000	46,931
AGV Products Corp. (A)	47,000	10,991
Airtac International Group	3,736	64,410
Alchip Technologies, Ltd.	5,000	50,160
Alltek Technology Corp.	9,999	6,753
Altek Corp.	20,000	16,134
Amazing Microelectronic Corp.	7,916	22,060
AMPOC Far-East Company, Ltd.	7,000	8,088
APCB, Inc.	23,000	16,203
Apex Biotechnology Corp.	8,060	6,622
Arcadyan Technology Corp.	8,898	25,074
Ardentec Corp.	31,363	29,558
ASE Technology Holding Company, Ltd., ADR (B)	104,928	428,110
Asia Cement Corp.	91,608	133,106
Asia Optical Company, Inc.	9,710	22,239
Asia Pacific Telecom Company, Ltd. (A)	116,666	25,309
Asia Polymer Corp.	32,171	18,732
Asia Vital Components Company, Ltd.	19,667	26,297
ASMedia Technology, Inc.	1,260	47,825
ASPEED Technology, Inc.	1,000	51,943
Asustek Computer, Inc.	22,528	158,168
Aten International Company, Ltd.	8,000	23,897
AU Optronics Corp.	279,000	70,780
Aurora Corp.	8,600	25,598
AVY Precision Technology, Inc.	10,871	8,896
Bank of Kaohsiung Company, Ltd.	39,311	12,410
Basso Industry Corp.	8,700	11,787
BenQ Materials Corp.	19,000	10,396
BES Engineering Corp.	98,200	22,142
Biostar Microtech International Corp. (A)	6,000	1,988
Bioteque Corp.	6,000	26,026
Boardtek Electronics Corp. (A)	8,000	5,934
Brighton-Best International Taiwan, Inc.	19,817	17,207
Capital Futures Corp.	11,079	14,262
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Capital Securities Corp.	105,826	$35,200
Career Technology MFG. Company, Ltd.	29,019	25,727
Casetek Holdings, Ltd.	15,378	23,126
Caswell, Inc.	3,000	14,070
Catcher Technology Company, Ltd.	31,000	225,926
Cathay Financial Holding Company, Ltd.	347,161	463,891
Cathay Real Estate Development Company, Ltd.	41,000	27,285
Celxpert Energy Corp.	8,000	7,846
Central Reinsurance Company, Ltd.	18,666	11,850
Chailease Holding Company, Ltd.	49,397	192,537
ChainQui Construction Development Company, Ltd.	15,906	10,820
Champion Building Materials Company, Ltd. (A)	33,852	5,702
Chang Hwa Commercial Bank, Ltd.	100,669	63,220
Chang Wah Electromaterials, Inc.	2,909	15,378
Chang Wah Technology Company, Ltd.	30,000	30,694
Channel Well Technology Company, Ltd.	21,000	19,197
Charoen Pokphand Enterprise	11,465	27,677
Chaun-Choung Technology Corp.	4,000	32,976
CHC Healthcare Group	12,000	15,388
Chen Full International Company, Ltd.	11,000	13,964
Cheng Loong Corp.	87,480	68,759
Cheng Mei Materials Technology Corp. (A)	46,050	9,411
Cheng Shin Rubber Industry Company, Ltd.	78,031	85,480
Cheng Uei Precision Industry Company, Ltd.	27,335	33,216
Chia Chang Company, Ltd.	10,000	11,452
Chia Hsin Cement Corp.	62,089	34,598
Chian Hsing Forging Industrial Company, Ltd.	4,000	5,335
Chicony Electronics Company, Ltd.	34,455	98,856
Chicony Power Technology Company, Ltd.	16,305	36,412
Chilisin Electronics Corp.	8,270	26,444
China Airlines, Ltd.	255,820	69,978
China Bills Finance Corp.	82,000	39,899
China Chemical & Pharmaceutical Company, Ltd.	24,000	17,120
China Development Financial Holding Corp.	292,531	88,827
China Electric Manufacturing Corp.	42,200	19,440
China General Plastics Corp.	23,847	15,125
China Life Insurance Company, Ltd.	86,437	59,868
China Man-Made Fiber Corp.	56,732	11,699
China Metal Products Company, Ltd.	14,966	13,902
China Motor Corp.	17,162	20,774
China Petrochemical Development Corp.	210,047	58,020
China Steel Chemical Corp.	11,000	36,694
China Steel Corp.	549,038	362,254
China Steel Structure Company, Ltd.	7,000	5,727
Ching Feng Home Fashions Company, Ltd.	11,000	11,859
Chin-Poon Industrial Company, Ltd.	28,642	22,842
Chipbond Technology Corp.	42,000	86,325
ChipMOS Technologies, Inc.	51,638	53,312
Chong Hong Construction Company, Ltd.	12,024	33,543
Chroma ATE, Inc.	12,440	54,510
Chun YU Works & Company, Ltd.	75,000	43,525
Chun Yuan Steel Industry Company, Ltd.	69,381	22,504
Chung Hung Steel Corp.	91,226	23,712
Chung Hwa Pulp Corp.	72,898	19,662
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
Taiwan (continued)
Chunghwa Telecom Company, Ltd. (B)	107,000	$393,979
Cleanaway Company, Ltd.	6,000	30,912
Clevo Company	34,120	32,982
CMC Magnetics Corp. (A)	72,201	17,464
Compal Electronics, Inc.	281,895	179,529
Compeq Manufacturing Company, Ltd.	97,000	136,328
Concord Securities Company, Ltd. (A)	88,940	20,814
Concraft Holding Company, Ltd.	4,972	19,400
Continental Holdings Corp.	48,950	19,011
Contrel Technology Company, Ltd.	18,000	8,480
Coremax Corp.	3,543	6,586
Coretronic Corp.	38,000	39,412
CTBC Financial Holding Company, Ltd.	704,967	469,883
CTCI Corp.	32,000	36,181
Cub Elecparts, Inc.	3,958	19,955
CviLux Corp.	10,200	8,763
CyberPower Systems, Inc.	4,000	10,891
CyberTAN Technology, Inc.	43,000	20,842
Cypress Technology Company, Ltd.	4,500	11,402
Dadi Early-Childhood Education Group, Ltd.	4,123	26,152
Dafeng TV, Ltd.	9,097	12,724
Darwin Precisions Corp.	39,894	13,318
Daxin Materials Corp.	6,000	17,636
Delta Electronics, Inc.	57,253	263,582
Depo Auto Parts Industrial Company, Ltd.	17,000	27,529
D-Link Corp. (A)	46,657	19,075
Dynapack International Technology Corp.	10,000	27,390
E Ink Holdings, Inc.	48,000	65,179
E.Sun Financial Holding Company, Ltd.	441,798	393,430
Eastern Media International Corp.	31,931	16,897
Eclat Textile Company, Ltd.	8,532	87,908
ECOVE Environment Corp.	4,000	28,381
Edimax Technology Company, Ltd. (A)	25,359	6,906
Egis Technology, Inc.	4,000	24,790
Elan Microelectronics Corp.	16,400	54,809
E-LIFE MALL Corp.	15,000	34,290
Elite Material Company, Ltd.	17,831	87,856
Elite Semiconductor Memory Technology, Inc.	18,000	24,626
Elitegroup Computer Systems Company, Ltd. (A)	61,284	23,916
eMemory Technology, Inc.	5,000	61,176
Ennoconn Corp.	4,758	30,679
EnTie Commercial Bank Company, Ltd.	123,000	58,584
Epistar Corp. (A)	69,810	84,018
Eson Precision Ind Company, Ltd.	10,000	10,339
Eternal Materials Company, Ltd.	68,966	73,576
Etron Technology, Inc. (A)	7,000	1,452
Eurocharm Holdings Company, Ltd.	3,000	9,590
Eva Airways Corp. (B)	348,332	127,758
Everest Textile Company, Ltd. (A)	53,492	14,334
Evergreen International Storage & Transport Corp.	35,320	15,073
Evergreen Marine Corp. Taiwan, Ltd. (A)	157,182	57,205
Everlight Chemical Industrial Corp.	61,748	29,062
Everlight Electronics Company, Ltd.	46,000	47,627
Excelsior Medical Company, Ltd.	10,760	20,165
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Far Eastern Department Stores, Ltd.	79,558	$63,658
Far Eastern International Bank	152,234	53,851
Far Eastern New Century Corp.	154,878	138,996
Far EasTone Telecommunications Company, Ltd.	63,000	136,018
Faraday Technology Corp.	15,751	22,955
Farglory Land Development Company, Ltd.	26,526	38,680
Federal Corp. (A)	44,137	23,338
Feedback Technology Corp.	4,300	8,288
Feng Hsin Steel Company, Ltd.	38,000	65,974
Feng TAY Enterprise Company, Ltd.	12,912	78,084
First Financial Holding Company, Ltd.	323,095	246,392
First Hi-Tec Enterprise Company, Ltd.	7,000	11,686
First Hotel	14,923	6,990
First Steamship Company, Ltd.	47,229	15,122
FLEXium Interconnect, Inc.	24,352	88,447
Flytech Technology Company, Ltd.	6,125	13,851
Formosa Advanced Technologies Company, Ltd.	20,000	24,825
Formosa Chemicals & Fibre Corp.	59,440	142,811
Formosa International Hotels Corp.	5,171	27,116
Formosa Petrochemical Corp.	25,000	73,262
Formosa Plastics Corp.	72,880	201,818
Formosa Sumco Technology Corp.	5,000	26,381
Formosa Taffeta Company, Ltd.	29,000	33,067
Formosan Rubber Group, Inc.	18,180	10,734
Formosan Union Chemical	52,566	23,403
Founding Construction & Development Company, Ltd.	49,908	25,628
Foxconn Technology Company, Ltd.	30,617	55,132
Foxsemicon Integrated Technology, Inc.	2,427	13,310
FSP Technology, Inc.	21,603	16,398
Fubon Financial Holding Company, Ltd.	250,422	354,377
Fulgent Sun International Holding Company, Ltd.	8,738	29,146
Fulltech Fiber Glass Corp.	33,357	10,779
G Shank Enterprise Company, Ltd.	16,562	11,078
GEM Services, Inc.	8,580	17,088
Gemtek Technology Corp. (A)	26,496	18,992
General Interface Solution Holding, Ltd.	19,000	72,086
Genius Electronic Optical Company, Ltd.	4,952	79,990
GeoVision, Inc. (A)	1,703	1,343
Getac Technology Corp.	20,000	29,185
Giant Manufacturing Company, Ltd.	11,000	86,277
Gigabyte Technology Company, Ltd.	17,719	34,897
Ginko International Company, Ltd.	3,000	15,211
Global Brands Manufacture, Ltd.	26,611	13,479
Global Lighting Technologies, Inc.	7,000	33,593
Global Mixed Mode Technology, Inc.	2,000	10,091
Global PMX Company, Ltd.	4,000	20,062
Global Unichip Corp.	5,000	38,572
Globalwafers Company, Ltd.	13,000	157,604
Globe Union Industrial Corp.	27,450	11,497
Gloria Material Technology Corp.	41,300	22,429
Goldsun Building Materials Company, Ltd.	61,005	28,423
Gourmet Master Company, Ltd.	7,494	27,686
Grand Ocean Retail Group, Ltd.	10,000	8,127
Grand Pacific Petrochemical (A)	92,000	43,333
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
Taiwan (continued)
GrandTech CG Systems, Inc.	11,550	$16,250
Grape King Bio, Ltd.	7,000	44,098
Great China Metal Industry	35,000	25,131
Great Taipei Gas Company, Ltd.	34,000	33,984
Great Wall Enterprise Company, Ltd.	35,307	50,617
Greatek Electronics, Inc.	20,000	30,015
Hannstar Board Corp.	23,213	30,073
HannStar Display Corp.	120,980	23,807
HannsTouch Solution, Inc. (A)	53,514	18,153
Hey Song Corp.	38,250	40,842
Highwealth Construction Corp.	47,860	70,821
Hitron Technology, Inc.	8,267	5,556
Hiwin Technologies Corp.	9,118	93,529
Ho Tung Chemical Corp.	55,773	13,764
Holtek Semiconductor, Inc.	12,000	25,794
Holy Stone Enterprise Company, Ltd.	7,000	29,034
Hon Hai Precision Industry Company, Ltd.	264,352	668,783
Hong Pu Real Estate Development Company, Ltd.	25,000	19,402
Hota Industrial Manufacturing Company, Ltd.	12,396	38,490
Hotai Motor Company, Ltd.	10,000	179,360
Hsin Yung Chien Company, Ltd.	4,410	11,853
Hsing TA Cement Company, Ltd.	21,812	12,801
HTC Corp.	26,700	27,184
HUA ENG Wire & Cable Company, Ltd. (A)	59,000	18,450
Hua Nan Financial Holdings Company, Ltd.	296,022	192,331
Huaku Development Company, Ltd.	12,353	39,131
Huang Hsiang Construction Corp.	18,000	20,996
Hung Ching Development & Construction Company, Ltd.	2,000	1,341
Hwa Fong Rubber Industrial Company, Ltd. (A)	24,324	10,633
IBF Financial Holdings Company, Ltd.	188,409	71,071
IEI Integration Corp.	19,080	24,835
Innodisk Corp.	6,471	41,403
Innolux Corp.	298,219	61,939
Inpaq Technology Company, Ltd.	6,650	6,848
Intai Technology Corp.	3,000	12,930
Integrated Service Technology, Inc.	9,642	18,039
International CSRC Investment Holdings Company	55,797	37,557
International Games System Company, Ltd.	5,000	93,540
Inventec Corp.	144,705	117,677
ITEQ Corp.	12,626	56,980
Jarllytec Company, Ltd.	6,000	12,706
Jih Lin Technology Company, Ltd.	5,000	7,095
Jih Sun Financial Holdings Company, Ltd.	95,843	29,640
Jinli Group Holdings, Ltd.	12,367	3,020
Jourdeness Group, Ltd.	3,000	8,367
Kaimei Electronic Corp.	4,093	5,118
KEE TAI Properties Company, Ltd.	24,973	8,494
Kenda Rubber Industrial Company, Ltd.	39,372	37,956
Kenmec Mechanical Engineering Company, Ltd.	23,000	13,344
Kerry TJ Logistics Company, Ltd.	21,000	28,213
Kindom Development Company, Ltd.	23,000	22,647
King Slide Works Company, Ltd.	2,000	21,672
King Yuan Electronics Company, Ltd.	104,762	105,312
Kingpak Technology, Inc.	4,417	24,080
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
King's Town Bank Company, Ltd.	52,000	$53,975
King's Town Construction Company, Ltd. (A)	9,514	9,846
Kinko Optical Company, Ltd. (A)	10,000	7,374
Kinpo Electronics, Inc.	103,724	39,454
Kinsus Interconnect Technology Corp.	18,000	28,947
KMC Kuei Meng International, Inc.	10,150	40,012
KS Terminals, Inc.	14,000	19,444
Kung Long Batteries Industrial Company, Ltd.	5,000	24,020
Kwong Lung Enterprise Company, Ltd.	7,000	9,830
L&K Engineering Company, Ltd.	21,952	18,983
LandMark Optoelectronics Corp.	4,000	35,270
Lanner Electronics, Inc.	7,422	14,228
Largan Precision Company, Ltd.	3,000	384,320
Lealea Enterprise Company, Ltd.	54,863	13,375
Lelon Electronics Corp.	7,085	9,873
Lextar Electronics Corp.	28,000	17,268
Li Cheng Enterprise Company, Ltd.	11,261	12,568
Li Peng Enterprise Company, Ltd.	102,760	20,208
Lida Holdings, Ltd.	4,640	5,441
Lien Hwa Industrial Holdings Corp.	22,265	30,632
Lingsen Precision Industries, Ltd. (A)	43,101	13,444
Lite-On Technology Corp.	131,250	210,632
Long Bon International Company, Ltd.	26,340	12,439
Longchen Paper & Packaging Company, Ltd.	44,511	19,582
Lotes Company, Ltd.	5,139	69,232
Lotus Pharmaceutical Company, Ltd. (A)	13,000	33,766
Lumax International Corp., Ltd.	6,855	15,238
Lung Yen Life Service Corp.	13,000	24,669
Macauto Industrial Company, Ltd.	8,000	20,105
Machvision, Inc.	79	865
Macronix International	116,706	125,344
Makalot Industrial Company, Ltd.	13,253	63,717
Materials Analysis Technology, Inc.	5,810	15,012
MediaTek, Inc.	25,000	385,989
Mega Financial Holding Company, Ltd. (B)	178,531	183,420
Mercuries & Associates Holding, Ltd.	36,448	26,877
Mercuries Life Insurance Company, Ltd. (A)	64,285	19,729
Merida Industry Company, Ltd.	8,162	48,993
Merry Electronics Company, Ltd.	12,592	56,917
Microbio Company, Ltd. (A)	27,000	27,890
Micro-Star International Company, Ltd.	30,488	102,867
Mildef Crete, Inc.	4,000	6,704
Mitac Holdings Corp.	53,079	57,312
momo.com, Inc.	2,000	38,002
MPI Corp.	7,000	18,738
Nak Sealing Technologies Corp.	5,000	10,635
Namchow Holdings Company, Ltd.	12,000	17,809
Nan Kang Rubber Tire Company, Ltd.	23,711	31,070
Nan Ya Plastics Corp.	77,860	163,481
Nan Ya Printed Circuit Board Corp. (A)	17,930	33,566
Nantex Industry Company, Ltd.	21,039	26,232
Nanya Technology Corp.	48,985	98,032
National Petroleum Company, Ltd.	17,000	24,955
New Era Electronics Company, Ltd.	9,000	4,738
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
Taiwan (continued)
Nichidenbo Corp.	13,477	$23,600
Nien Made Enterprise Company, Ltd.	9,000	77,342
Novatek Microelectronics Corp.	24,000	164,330
Nuvoton Technology Corp.	13,083	17,065
O-Bank Company, Ltd.	154,000	35,538
OptoTech Corp.	23,033	16,270
Orient Semiconductor Electronics, Ltd. (A)	30,000	11,875
Oriental Union Chemical Corp.	36,300	20,236
Pacific Construction Company	85,002	25,351
Pacific Hospital Supply Company, Ltd.	5,000	13,109
Pan-International Industrial Corp.	35,443	20,895
Parade Technologies, Ltd.	4,000	115,212
PCL Technologies, Inc.	3,282	14,483
Pegatron Corp.	93,321	200,861
Pharmally International Holding Company, Ltd.	3,533	17,860
Phihong Technology Company, Ltd. (A)	40,786	10,217
Phison Electronics Corp.	5,000	46,084
Polytronics Technology Corp.	4,000	8,385
Pou Chen Corp.	115,448	113,851
Powertech Technology, Inc.	64,000	207,273
Poya International Company, Ltd.	2,866	55,252
President Chain Store Corp.	22,000	216,758
President Securities Corp.	71,942	31,449
Primax Electronics, Ltd.	28,000	43,385
Prince Housing & Development Corp.	67,943	21,855
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	13,000	14,970
Qisda Corp.	120,440	66,720
QST International Corp.	8,000	11,230
Quang Viet Enterprise Company, Ltd.	5,000	21,136
Quanta Computer, Inc.	80,000	186,881
Quanta Storage, Inc.	14,000	17,232
Radiant Opto-Electronics Corp.	27,343	94,135
Radium Life Tech Company, Ltd.	42,476	13,908
Rafael Microelectronics, Inc.	3,000	12,615
Realtek Semiconductor Corp.	14,706	127,025
Rechi Precision Company, Ltd.	28,038	15,953
Rich Development Company, Ltd.	95,000	30,489
Ritek Corp. (A)	108,681	20,705
Roo Hsing Company, Ltd. (A)	43,000	12,396
Ruentex Development Company, Ltd.	36,907	56,332
Ruentex Industries, Ltd.	25,280	55,070
Samebest Company, Ltd.	3,360	7,246
Sampo Corp.	16,197	10,808
San Fang Chemical Industry Company, Ltd.	26,012	20,446
San Far Property, Ltd. (A)	19,688	10,092
San Shing Fastech Corp.	19,479	28,851
Sanyang Motor Company, Ltd.	19,389	13,516
SCI Pharmtech, Inc.	4,000	18,406
Scientech Corp.	5,000	7,743
SDI Corp.	9,000	13,492
Sercomm Corp.	17,000	40,732
Sesoda Corp.	36,104	28,951
Shan-Loong Transportation Company, Ltd.	21,000	21,411
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Sheng Yu Steel Company, Ltd.	12,000	$6,437
Shihlin Electric & Engineering Corp.	37,213	56,574
Shin Hai Gas Corp.	2,491	3,510
Shin Kong Financial Holding Company, Ltd.	233,994	65,163
Shin Zu Shing Company, Ltd.	8,933	40,463
Shining Building Business Company, Ltd. (A)	29,397	9,107
Shinkong Insurance Company, Ltd.	17,000	20,211
Shinkong Synthetic Fibers Corp.	77,287	27,835
Shinkong Textile Company, Ltd.	45,000	58,738
Shiny Chemical Industrial Company, Ltd.	7,954	25,778
Sigurd Microelectronics Corp.	30,842	38,524
Silicon Integrated Systems Corp. (A)	51,000	21,210
Simplo Technology Company, Ltd.	6,520	69,853
Sinbon Electronics Company, Ltd.	15,043	75,708
Sincere Navigation Corp.	31,930	14,919
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc.	41,000	120,660
SinoPac Financial Holdings Company, Ltd.	252,419	99,507
Sinyi Realty, Inc.	17,628	15,749
Sirtec International Company, Ltd.	9,600	9,308
Sitronix Technology Corp.	5,000	25,434
Solomon Technology Corp.	11,000	6,743
Sonix Technology Company, Ltd.	7,000	13,496
Southeast Cement Company, Ltd.	70,000	38,389
Sporton International, Inc.	5,794	37,740
St. Shine Optical Company, Ltd.	4,000	47,818
Standard Foods Corp.	26,221	55,488
Sunny Friend Environmental Technology Company, Ltd.	5,000	43,351
Sunplus Technology Company, Ltd. (A)	28,000	10,423
Sunspring Metal Corp.	14,000	9,621
Supreme Electronics Company, Ltd.	22,890	22,525
Swancor Holding Company, Ltd.	4,402	12,346
Sweeten Real Estate Development Company, Ltd.	29,563	19,995
Synnex Technology International Corp.	36,188	53,580
Systex Corp.	9,000	24,310
TA Chen Stainless Pipe	47,544	42,546
Taichung Commercial Bank Company, Ltd.	180,166	68,564
Taimide Tech, Inc.	13,492	17,824
Tainan Spinning Company, Ltd.	85,397	26,196
Taishin Financial Holding Company, Ltd.	355,210	154,216
Taita Chemical Company, Ltd.	18,360	8,487
Taiwan Business Bank	164,357	58,131
Taiwan Cement Corp.	225,041	319,491
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,955	17,077
Taiwan Cogeneration Corp.	30,137	37,965
Taiwan Cooperative Financial Holding Company, Ltd.	190,002	129,449
Taiwan FamilyMart Company, Ltd.	2,000	15,863
Taiwan Fertilizer Company, Ltd.	25,000	40,778
Taiwan Fire & Marine Insurance Company, Ltd.	20,000	13,427
Taiwan FU Hsing Industrial Company, Ltd.	21,000	28,355
Taiwan Glass Industry Corp.	84,894	24,925
Taiwan High Speed Rail Corp.	84,000	105,534
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	36,291
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
Taiwan (continued)
Taiwan Land Development Corp. (A)	58,353	$12,632
Taiwan Mobile Company, Ltd.	57,700	206,468
Taiwan Navigation Company, Ltd.	21,000	11,111
Taiwan Paiho, Ltd.	15,342	35,056
Taiwan Pulp & Paper Corp.	24,000	16,544
Taiwan Secom Company, Ltd.	21,430	61,136
Taiwan Semiconductor Company, Ltd.	16,000	20,487
Taiwan Semiconductor Manufacturing Company, Ltd. (B)	891,000	8,661,656
Taiwan Shin Kong Security Company, Ltd.	26,460	31,835
Taiwan Styrene Monomer	36,821	19,901
Taiwan Surface Mounting Technology Corp. (B)	14,636	56,109
Taiwan TEA Corp.	43,723	21,710
Taiwan Union Technology Corp.	15,000	69,424
Taiyen Biotech Company, Ltd.	13,000	13,534
Tatung Company, Ltd. (A)	45,526	31,498
TCI Company, Ltd.	6,977	61,562
Te Chang Construction Company, Ltd.	6,282	6,312
Teco Electric & Machinery Company, Ltd.	56,109	52,760
Test Rite International Company, Ltd.	17,549	11,152
The Ambassador Hotel	17,000	15,746
The First Insurance Company, Ltd.	51,165	23,894
Ton Yi Industrial Corp.	77,000	22,513
Tong Hsing Electronic Industries, Ltd.	8,951	39,646
Tong Yang Industry Company, Ltd.	26,043	31,745
Tong-Tai Machine & Tool Company, Ltd.	18,590	8,308
TOPBI International Holdings, Ltd.	9,432	18,193
Topco Scientific Company, Ltd.	10,048	34,911
Topco Technologies Corp.	5,248	11,821
Topkey Corp.	5,000	20,378
Topoint Technology Company, Ltd.	17,223	11,561
TPK Holding Company, Ltd. (A)	23,000	32,605
Transcend Information, Inc.	10,000	23,428
Tripod Technology Corp.	32,770	123,228
Tsann Kuen Enterprise Company, Ltd. (A)	12,220	7,104
TSC Auto ID Technology Company, Ltd.	3,190	21,182
TSRC Corp.	42,706	23,147
Ttet Union Corp.	8,000	31,731
TTY Biopharm Company, Ltd.	10,094	25,003
Tung Ho Steel Enterprise Corp.	89,138	71,145
TURVO International Company, Ltd.	7,162	15,352
TXC Corp.	16,659	32,658
TYC Brother Industrial Company, Ltd.	16,531	12,924
Tycoons Group Enterprise (A)	53,869	7,311
Tyntek Corp.	21,000	9,392
Ultra Chip, Inc.	4,000	3,084
U-Ming Marine Transport Corp.	31,000	30,037
Unimicron Technology Corp.	86,855	116,689
Union Bank of Taiwan (A)	104,449	37,829
Uni-President Enterprises Corp.	162,803	395,163
Unitech Computer Company, Ltd.	10,039	8,072
Unitech Printed Circuit Board Corp.	40,326	30,557
United Integrated Services Company, Ltd.	8,200	57,552
United Microelectronics Corp.	575,468	297,035
United Orthopedic Corp.	10,836	12,712
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
United Renewable Energy Company, Ltd. (A)	125,642	$25,168
Universal Cement Corp.	20,819	12,296
Universal Microwave Technology, Inc.	3,734	9,458
Unizyx Holding Corp. (A)	32,000	17,379
UPC Technology Corp.	56,164	16,956
USI Corp.	60,318	23,843
Utechzone Company, Ltd.	4,000	6,353
Vanguard International Semiconductor Corp.	37,000	91,051
Ve Wong Corp.	9,450	8,874
VHQ Media Holdings, Ltd.	3,000	7,364
Victory New Materials, Ltd., Company	22,077	7,440
Visual Photonics Epitaxy Company, Ltd.	9,275	26,052
Voltronic Power Technology Corp.	3,200	81,797
Wafer Works Corp.	37,000	40,653
Waffer Technology Corp.	13,000	5,435
Walsin Lihwa Corp.	111,000	51,529
Walsin Technology Corp. (B)	26,805	167,525
Walton Advanced Engineering, Inc.	35,000	11,623
Wan Hai Lines, Ltd.	68,216	37,123
WAN HWA Enterprise Company	2,975	1,200
Weikeng Industrial Company, Ltd.	46,137	22,417
Win Semiconductors Corp. (B)	16,582	143,119
Winbond Electronics Corp.	214,519	98,768
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	29,671	22,407
Wistron Corp.	211,382	201,529
Wistron NeWeb Corp.	13,483	28,473
Wowprime Corp.	5,000	12,254
WPG Holdings, Ltd.	90,779	118,841
WT Microelectronics Company, Ltd.	17,497	21,793
WUS Printed Circuit Company, Ltd.	19,260	19,250
Xxentria Technology Materials Corp.	6,124	10,993
Yageo Corp.	8,284	102,803
Yang Ming Marine Transport Corp. (A)	73,613	15,961
Yea Shin International Development Company, Ltd.	27,260	13,498
Yem Chio Company, Ltd.	40,084	14,107
YFC-Boneagle Electric Company, Ltd.	20,000	12,632
YFY, Inc.	105,614	46,441
Yieh Phui Enterprise Company, Ltd.	113,896	31,568
Yonyu Plastics Company, Ltd.	10,450	11,636
Youngtek Electronics Corp.	9,058	18,991
Yuanta Financial Holding Company, Ltd.	414,369	224,854
Yuanta Futures Company, Ltd.	10,000	18,684
Yulon Finance Corp.	15,400	51,369
Yulon Motor Company, Ltd.	57,900	38,290
Yungtay Engineering Company, Ltd.	6,000	10,958
Zeng Hsing Industrial Company, Ltd.	4,232	18,748
Zenitron Corp.	21,000	13,358
Zero One Technology Company, Ltd.	9,000	10,272
Zhen Ding Technology Holding, Ltd.	27,450	109,706
Zinwell Corp.	28,000	15,223
Zippy Technology Corp.	18,000	20,110
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
Thailand 3.0%		$6,136,251
AAPICO Hitech PCL	11,700	3,076
Advanced Info Service PCL	35,491	214,856
AEON Thana Sinsap Thailand PCL, NVDR	5,300	23,647
Airports of Thailand PCL (B)	111,200	217,340
Allianz Ayudhya General Insurance PCL	12,100	13,592
Amata Corp. PCL	40,900	18,721
Ananda Development PCL (B)	153,600	6,780
AP Thailand PCL	139,778	24,457
Asia Aviation PCL, NVDR (A)	182,700	11,333
Asian Insulators PCL	1,650,880	64,375
B Grimm Power PCL	31,000	51,480
Bangchak Corp. PCL	47,400	33,020
Bangkok Airways PCL	63,400	11,468
Bangkok Bank PCL	5,505	18,830
Bangkok Chain Hospital PCL	94,925	43,340
Bangkok Dusit Medical Services PCL	266,700	188,693
Bangkok Expressway & Metro PCL	320,625	99,568
Bangkok Insurance PCL	8,770	75,843
Bangkok Land PCL	927,800	30,682
Bangkok Life Assurance PCL, NVDR	48,860	23,090
Banpu PCL	257,600	50,678
Banpu Power PCL	31,100	17,112
Beauty Community PCL	107,900	5,954
BEC World PCL (A)	97,000	12,895
Berli Jucker PCL	47,600	63,685
Better World Green PCL (A)	256,000	3,388
BTS Group Holdings PCL	100,400	38,244
Bumrungrad Hospital PCL	16,200	61,167
Cal-Comp Electronics Thailand PCL	450,992	22,135
Carabao Group PCL	8,300	25,406
Central Pattana PCL	71,200	110,826
Central Plaza Hotel PCL (A)	26,800	21,019
CH Karnchang PCL	59,423	31,090
Charoen Pokphand Foods PCL	179,933	178,651
Chularat Hospital PCL	433,000	35,192
CIMB Thai Bank PCL	279,200	5,354
Com7 PCL	38,300	29,609
Country Group Development PCL (A)	792,800	14,223
CP ALL PCL (A)	172,800	383,771
Delta Electronics Thailand PCL	6,800	11,789
Dhipaya Insurance PCL	47,100	33,933
Diamond Building Products PCL	44,900	7,623
Dynasty Ceramic PCL	351,500	20,893
Eastern Polymer Group PCL	43,500	6,989
Eastern Water Resources Development & Management PCL	84,800	27,739
Electricity Generating PCL	6,800	59,123
Energy Absolute PCL	43,100	52,941
Esso Thailand PCL (A)	100,900	17,667
Forth Smart Service PCL	46,400	8,467
GFPT PCL	38,500	14,434
Global Green Chemicals PCL	34,900	9,736
Global Power Synergy PCL	25,782	61,250
GMM Grammy PCL	60,740	16,929
Group Lease PCL, NVDR (A)	54,000	7,013
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Gunkul Engineering PCL	209,600	$18,748
Hana Microelectronics PCL	30,200	28,561
Home Product Center PCL	187,212	87,511
Indorama Ventures PCL	64,100	57,640
Intouch Holdings PCL	16,900	28,630
IRPC PCL	258,800	22,050
Italian-Thai Development PCL (A)	498,176	17,897
Jasmine International PCL	321,338	37,870
JMT Network Services PCL	28,100	18,005
Kang Yong Electric PCL	130	1,290
Karmarts PCL	68,500	6,130
Kasikornbank PCL	28,900	89,226
KCE Electronics PCL	30,300	17,855
KGI Securities Thailand PCL	114,400	12,395
Khon Kaen Sugar Industry PCL	152,300	9,787
Kiatnakin Bank PCL	18,000	24,107
Krung Thai Bank PCL	88,450	29,004
Krungthai Card PCL	40,000	48,609
Lam Soon Thailand PCL	33,200	4,578
Land & Houses PCL	190,300	43,804
LH Financial Group PCL	781,500	25,585
Loxley PCL (A)	406,500	18,791
LPN Development PCL	58,200	10,444
Major Cineplex Group PCL	38,400	20,638
MBK PCL	60,200	28,814
MCOT PCL (A)	41,000	7,421
Mega Lifesciences PCL	23,300	25,205
Minor International PCL (A)	142,645	83,529
MK Restaurants Group PCL	19,500	35,042
Muang Thai Insurance PCL	2,600	7,168
Muangthai Capital PCL (A)	24,600	43,287
Namyong Terminal PCL	75,400	7,305
Netbay PCL	13,600	14,887
Origin Property PCL	97,750	15,556
PCS Machine Group Holding PCL	93,600	13,634
Plan B Media PCL	115,800	20,099
Polyplex Thailand PCL	65,700	27,517
Precious Shipping PCL (A)	65,500	8,062
Premier Marketing PCL	40,200	8,851
Prima Marine PCL	49,900	10,536
Property Perfect PCL	938,520	10,337
Pruksa Holding PCL	55,600	20,839
PTG Energy PCL	64,500	29,903
PTT Exploration & Production PCL	74,328	197,219
PTT Global Chemical PCL	50,692	68,722
PTT PCL	346,400	387,637
Pylon PCL	52,000	6,875
Quality Houses PCL	489,271	33,289
Raimon Land PCL (A)	304,600	4,600
Rajthanee Hospital PCL	15,900	11,008
Ratch Group PCL	21,600	47,573
Ratchthani Leasing PCL	108,812	12,758
Regional Container Lines PCL (A)	70,400	6,558
Rojana Industrial Park PCL	126,160	16,856
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
Thailand (continued)
RS PCL	31,900	$11,859
Sabina PCL	12,700	7,646
Sahamitr Pressure Container PCL	44,500	11,832
Saha-Union PCL	53,300	60,790
Sahaviriya Steel Industries PCL (A)(D)	447,113	20,311
Samart Corp. PCL	27,900	4,749
Sansiri PCL	773,509	19,027
Sappe PCL	17,100	9,087
SC Asset Corp. PCL	163,193	10,376
SCG Ceramics PCL	245,263	9,338
SEAFCO PCL	64,500	10,774
Sena Development PCL	126,400	10,105
Sermsang Power Corp. Company, Ltd. (A)	21,000	5,023
Siam City Cement PCL	2,541	10,077
Siam Future Development PCL	149,451	22,770
Siam Global House PCL	62,314	28,698
Siam Wellness Group PCL	36,600	8,753
Siamgas & Petrochemicals PCL	54,100	14,140
Singha Estate PCL	157,900	8,603
Sino-Thai Engineering & Construction PCL	50,900	24,553
SNC Former PCL	29,400	8,275
Somboon Advance Technology PCL	19,007	6,768
SPCG PCL	38,800	21,365
Sri Trang Agro-Industry PCL (A)	72,700	60,690
Srisawad Corp. PCL (A)	28,800	51,764
Srithai Superware PCL (A)	372,800	8,680
Star Petroleum Refining PCL	119,000	25,348
STP & I PCL	122,600	18,190
Supalai PCL	77,450	36,088
Super Energy Corp. PCL	1,382,000	35,318
Taokaenoi Food & Marketing PCL	45,400	13,403
Tata Steel Thailand PCL (A)	909,000	10,325
Thai Airways International PCL (A)	44,911	5,778
Thai Oil PCL	41,300	56,096
Thai Stanley Electric PCL	4,900	24,000
Thai Union Group PCL	107,300	46,264
Thai Vegetable Oil PCL	23,500	19,595
Thai Wah PCL	59,300	7,835
Thaicom PCL	15,900	1,863
Thanachart Capital PCL	27,800	31,962
The Erawan Group PCL	96,000	10,040
The Siam Cement PCL	19,350	209,060
The Siam Commercial Bank PCL	31,231	72,952
Thitikorn PCL	62,000	15,809
Tipco Asphalt PCL, NVDR	31,100	21,566
Tisco Financial Group PCL	14,100	33,357
TMB Bank PCL	1,424,210	51,711
TOA Paint Thailand PCL	10,900	12,117
Total Access Communication PCL, NVDR	43,800	61,084
TPI Polene PCL	404,300	14,876
TPI Polene Power PCL	106,000	13,407
True Corp. PCL	1,009,088	117,158
TTCL PCL	38,600	3,527
TTW PCL	81,700	35,196
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
U City PCL (A)	237,300	$8,823
Unique Engineering & Construction PCL	61,580	10,092
United Paper PCL	53,800	17,241
Univanich Palm Oil PCL	42,900	5,647
Univentures PCL	60,000	6,314
Vanachai Group PCL (A)	170,080	18,095
VGI PCL	52,800	13,244
Vibhavadi Medical Center PCL	102,900	5,240
Vinythai PCL	18,200	11,864
WHA Corp. PCL	343,300	34,464
Workpoint Entertainment PCL	11,640	3,891
Turkey 0.8%		1,607,050
Akbank T.A.S. (A)	67,088	56,148
Aksa Akrilik Kimya Sanayii AS	15,418	14,610
Aksa Enerji Uretim AS (A)	16,223	11,068
Aksigorta AS	18,431	17,283
Alarko Holding AS (A)	17,568	13,054
Anadolu Anonim Turk Sigorta Sirketi	15,271	12,765
Anadolu Cam Sanayii AS	19,843	12,326
Anadolu Efes Biracilik Ve Malt Sanayii AS (A)	5,894	16,022
Arcelik AS (A)	9,571	22,154
Aselsan Elektronik Sanayi Ve Ticaret AS	4,607	20,402
Aygaz AS	6,627	10,435
BIM Birlesik Magazalar AS	15,814	150,787
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,525	2,495
Cimsa Cimento Sanayi ve Ticaret AS (A)	5,408	6,316
Coca-Cola Icecek AS	5,083	30,173
Dogan Sirketler Grubu Holding AS	109,297	30,610
EGE Endustri VE Ticaret AS	135	11,289
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,801	15,510
Enerjisa Enerji AS (C)	21,617	25,736
Enka Insaat ve Sanayi AS	26,613	21,446
Eregli Demir ve Celik Fabrikalari TAS	64,505	76,061
Fenerbahce Futbol AS (A)	3,066	5,313
Ford Otomotiv Sanayi AS	2,343	21,282
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	759
Goodyear Lastikleri TAS (A)	8,064	6,031
Gubre Fabrikalari TAS (A)	14,222	47,147
Hektas Ticaret TAS	10,299	22,396
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	18,681
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	28,833	11,482
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	92,916	34,158
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	8,712
KOC Holding AS	12,619	29,836
Koza Altin Isletmeleri AS (A)	2,415	26,109
Koza Anadolu Metal Madencilik Isletmeleri AS (A)	17,083	30,155
Migros Ticaret AS (A)	5,109	25,053
NET Holding AS (A)	21,691	7,206
Netas Telekomunikasyon AS (A)	3,698	7,875
Otokar Otomotiv ve Savunma Sanayi AS	263	5,160
Pegasus Hava Tasimaciligi AS (A)	3,928	34,534
Petkim Petrokimya Holding AS (A)	53,903	27,852
Sekerbank Turk AS (A)	38,101	6,378
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
Turkey (continued)
Selcuk Ecza Deposu Ticaret ve Sanayi AS	19,385	$23,258
Soda Sanayii AS	16,232	13,427
TAV Havalimanlari Holding AS	14,239	42,501
Tekfen Holding AS	13,332	27,311
Tofas Turk Otomobil Fabrikasi AS	7,397	24,159
Trakya Cam Sanayii AS	27,339	12,905
Tupras Turkiye Petrol Rafinerileri AS (A)	2,343	29,472
Turk Hava Yollari AO (A)	41,064	75,533
Turk Telekomunikasyon AS (A)	16,647	18,053
Turk Traktor ve Ziraat Makineleri AS	1,046	9,402
Turkcell Iletisim Hizmetleri AS	54,660	113,569
Turkiye Garanti Bankasi AS (A)	77,923	89,363
Turkiye Halk Bankasi AS (A)	19,041	14,868
Turkiye Is Bankasi AS, Class C (A)	32,898	23,957
Turkiye Sinai Kalkinma Bankasi AS (A)	138,276	22,302
Turkiye Sise ve Cam Fabrikalari AS	38,799	27,515
Turkiye Vakiflar Bankasi TAO, Class D (A)	34,357	23,496
Ulker Biskuvi Sanayi AS (A)	4,197	14,522
Vestel Elektronik Sanayi ve Ticaret AS (A)	8,546	17,773
Yapi ve Kredi Bankasi AS (A)	46,073	15,733
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	13,870	15,122
Ukraine 0.0%		58,496
Kernel Holding SA	5,668	58,496
United States 0.1%		111,935
Bizlink Holding, Inc.	7,064	46,473
Nexteer Automotive Group, Ltd.	71,000	38,988

Textainer Group Holdings, Ltd. (A)	3,173	26,474
Preferred securities 1.6%		$3,227,425
(Cost $4,370,760)
Brazil 1.5%		2,993,848
AES Tiete Energia SA	677	336
Alpargatas SA	4,778	22,232
Azul SA (A)	14,874	39,803
Banco ABC Brasil SA	5,183	13,598
Banco Bradesco SA	133,718	474,853
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	37,258
Banco Pan SA	10,065	10,562
Centrais Eletricas Brasileiras SA, B Shares	6,554	37,705
Centrais Eletricas Santa Catarina	2,300	20,176
Cia de Saneamento do Parana	68,643	68,433
Cia de Transmissao de Energia Eletrica Paulista	8,072	31,463
Cia Energetica de Minas Gerais	33,044	66,877
Cia Energetica de Sao Paulo, B Shares	8,098	43,356
Cia Energetica do Ceara, A Shares	1,300	12,546
Cia Ferro Ligas da Bahia	4,476	16,935
Cia Paranaense de Energia, B Shares	5,700	67,614
Eucatex SA Industria e Comercio	10,900	9,151
Gerdau SA	55,200	138,923
Itau Unibanco Holding SA	108,661	469,155
Lojas Americanas SA	16,975	89,864
Marcopolo SA	33,745	16,694
Petroleo Brasileiro SA	286,638	1,092,558
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Randon SA Implementos e Participacoes	12,025	$19,830
Telefonica Brasil SA	15,999	141,333
Unipar Carbocloro SA	4,601	19,564
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	33,029
Chile 0.1%		135,254
Coca-Cola Embonor SA, B Shares	18,333	22,905
Embotelladora Andina SA, B Shares	20,258	48,620
Sociedad Quimica y Minera de Chile SA, B Shares	2,596	63,729
Colombia 0.0%		97,402
Bancolombia SA	7,600	50,123
Grupo Argos SA	4,425	9,135
Grupo Aval Acciones y Valores SA	106,446	24,000
Grupo de Inversiones Suramericana SA	3,480	14,144
South Korea 0.0%		921

AMOREPACIFIC Group	33	921
Investment companies 0.0%		$104,525
(Cost $47,473)
South Korea 0.0%		104,525

Macquarie Korea Infrastructure Fund (B)	10,908	104,525
Rights 0.0%		$3,677
(Cost $354)
Gafisa SA (Expiration Date: 6-16-20; Strike Price: BRL 4.10) (A)	5,048	104
Myungmoon Pharmaceutical Company (Expiration Date: 6-22-20; Strike Price: KRW 3,510.00) (A)	199	553
Natura & Company Holding SA (Expiration date: 6-15-20; Strike Price: BRL 32.00) (A)	1,087	1,014
Vibhavadi Medical Center (Expiration Date: 10-1-20; Strike Price: THB 1.00) (A)	102,900	2,006

	Yield (%)	Shares	Value
Short-term investments 2.4%			$5,058,026
(Cost $5,053,479)
Short-term funds 2.4%			5,058,026
John Hancock Collateral Trust (E)	0.3653(F)	505,212	5,058,026

Total investments (Cost $210,536,951) 101.6%	$209,901,053
Other assets and liabilities, net (1.6%)	(3,338,802)
Total net assets 100.0%	$206,562,251

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
KRW	Korean Won
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-20. The value of securities on loan amounted to $4,763,206.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

(F)	The rate shown is the annualized seven-day yield as of 5-31-20.
The fund had the following sector composition as a percentage of net assets on 5-31-20:
Information technology	19.4%
Financials	17.0%
Communication services	10.9%
Consumer discretionary	10.3%
Materials	9.3%
Consumer staples	7.8%
Energy	7.0%
Industrials	6.9%
Real estate	3.8%
Health care	3.6%
Utilities	3.2%
Short-term investments and other	0.8%
TOTAL	100.0%
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2020, by major security category or type:
	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$30,880	—	$30,880	—
Brazil	10,119,687	$10,119,687	—	—
Chile	1,700,568	1,700,568	—	—
China	49,662,812	9,322,744	40,185,623	$154,445
Colombia	596,780	596,780	—	—
Czech Republic	254,620	—	254,620	—
Egypt	182,874	—	182,874	—
Greece	600,018	—	588,934	11,084
Hong Kong	12,250,203	2,621,321	9,450,282	178,600
Hungary	523,535	—	523,535	—
India	21,906,575	46,258	21,839,654	20,663
Indonesia	4,200,757	—	4,100,266	100,491
Malaysia	5,058,221	—	5,058,221	—
Malta	10,680	—	10,680	—
Mexico	5,735,970	5,735,970	—	—
Netherlands	36,644	36,644	—	—
Peru	311,513	311,513	—	—
Philippines	2,519,881	—	2,518,478	1,403
|	63

	Total value at 5-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Poland	$2,142,204	—	$2,142,204	—
Romania	95,723	—	95,723	—
Russia	2,931,135	$702,644	2,228,491	—
South Africa	8,668,348	1,053,478	7,614,870	—
South Korea	29,524,272	160,695	29,275,912	$87,665
Spain	27,669	—	27,669	—
Taiwan	34,502,099	428,110	34,073,989	—
Thailand	6,136,251	—	6,115,940	20,311
Turkey	1,607,050	—	1,606,291	759
Ukraine	58,496	—	58,496	—
United States	111,935	—	111,935	—
Preferred securities
Brazil	2,993,848	2,993,848	—	—
Chile	135,254	135,254	—	—
Colombia	97,402	97,402	—	—
South Korea	921	—	921	—
Investment companies	104,525	—	104,525	—
Rights	3,677	1,118	2,559	—
Short-term investments	5,058,026	5,058,026	—	—
Total investments in securities	$209,901,053	$41,122,060	$168,203,572	$575,421
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	505,212	$7,481,658	$18,814,100	$(21,240,222)	$(675)	$3,165	$84,580	—	$5,058,026
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
64	|